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Centennial New York Tax Exempt Trust
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6803 South Tucson Way, Centennial, Colorado 80112
1.800.525.9310

Statement of Additional Information dated August 23, 2007, revised December 17, 2007

     This Statement of Additional Information ("SAI") is not a prospectus.  This document  contains  additional  information  about  the  Trust  and  supplements information in the Prospectus  dated August 23, 2007. It should be read together with the  Prospectus,  which may be obtained by writing to the Trust's  Transfer
Agent,  Shareholder Services, Inc., at P.O. Box 5143, Denver, Colorado 80217, or
by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                        Page
About the Trust

About Your Account

Financial Information About the Trust

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ABOUT THE TRUST
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Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus.  This SAI contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management
Corporation (referred to as the "Manager"), will select for the Trust. Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time.  The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

      The Trust will not make investments with the objective of seeking capital growth.
However, the value of the securities held by the Trust may be affected by changes in general interest rates.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value.  Conversely, if interest rates decrease after a security is purchased, its value would rise.  However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of
Trust shares.  In such cases, the Trust may realize a capital gain or loss on the security.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Trust may invest are described in the Prospectus under "About the Trust's Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X|   Municipal Bonds.  We have classified municipal securities having a maturity
(when the security is issued) of more than one year as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue"
(including "industrial development" and "private activity") bonds. They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.  Typically, that is 5 to 10 years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Trust might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

o     General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems.  The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

o     Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.  Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

o     Industrial Development Bonds.  Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control.  These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking.  The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

o     Private Activity Bonds.  The Tax Reform Act of 1986 amended and reorganized, under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), the rules governing tax-exemption for interest on certain types of municipal securities known as
"private activity bonds" (or, "industrial development bonds" as they were referred to under pre-1986 law), the proceeds of which are used to finance various non-governmental privately owned and/or operated facilities.  Under the Internal Revenue Code, interest on private activity bonds is excludable from gross income for federal income tax purposes if the financed activities fall into one of seven categories of "qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, exempt facility bonds and 501(c)(3) bonds, and certain tests are met.  The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3) organizations. Normally, the Trust will not invest more than 20% of its total assets in private activity municipal securities or other taxable investments.

      Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or (ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

      Thus, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements, for the entire period during which the securities are outstanding, as to the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities.
The Fund makes no independent investigation into the use of such facilities or the expenditure of such proceeds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      The payment of the principal and interest on such qualified private activity bonds is dependant solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds.  The value of the Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

      Interest on certain qualified private activity bonds that is tax-exempt may nonetheless be treated as a tax preference item subject to the alternative minimum tax to which certain taxpayers are subject.  If such qualified private activity bonds were held by the Fund, a proportionate share of the exempt-interest dividends paid by the Fund would constitute an item of tax preference to such shareholders.

      |X|   Municipal Notes.  Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Trust can invest in are described below.

o     Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

o     Revenue Anticipation Notes.  These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

o     Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

o     Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the
Federal Housing Administration.
      |X|   Tax Exempt Commercial Paper.  This type of short-term obligation (usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X|   Municipal Lease Obligations.  The Trust's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid" securities. Their purchase by the Trust would be limited as described below in "Illiquid Securities." From time to time the Trust may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate:
o     the frequency of trades and price quotations for such securities;
o     the number of dealers or other potential buyers willing to purchase or sell such securities;
o     the availability of market-makers; and
o     the nature of the trades for such securities.

      While the Trust holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Trust. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Trust.

|X|   Tender Option Bond Programs. The Trust may also invest a significant portion of its assets in tender option bond programs. Tender option bond programs are a type of municipal bond derivative security that provide for tax-free income at a variable rate. In such programs, high quality longer-term municipal bonds are held inside a trust and varying economic interests in the bonds are created and sold to investors. One class of investors earns interest at a rate based on current short-term tax-exempt interest rates and may tender its holdings at par to the program sponsor at agreed upon intervals. This share class is an eligible security for municipal money market fund investments. A second class of investors has a residual income interest (earning any net income produced by the underlying bonds that exceeds the variable income paid to the other class of investors) and bears the risk that the underlying bonds decline in value due to changes in market interest rates. The Funds do not invest in this second class of shares. Under the terms of such programs, both investor classes bear the risk of loss that would result from a default on the underlying bonds as well as from other potential, yet remote, credit or structural events.

Floating Rate/Variable Rate Obligations.  The Trust may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard.  The rate on the investment is adjusted automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated
prevailing market rate but is adjusted automatically at a specified interval.  Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding the maximum time permitted under Rule 2a-7 (which is currently 397 days).  These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note.  The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note.  The interest rates on these notes fluctuate from time to time.  The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those obligations.  Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded.
Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the
Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of obligations usually are not rated by credit rating agencies.  The Trust may invest in obligations that are not rated only if the
Manager determines at the time of investment that they are eligible securities.  The
Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis.  There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

Ratings of Securities - Portfolio Quality, Maturity and Diversification.  Under Rule 2a-7
of the Investment Company Act of 1940, ("Investment Company Act"), the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share.  Rule 2a-7 imposes requirements for the maturity, quality and diversification of the securities which the Trust buys.  The Trust may purchase only those securities that the Manager, under procedures approved by the Board of Trustees, has determined have minimal credit risk and, as such, are "eligible securities."

|X|   Quality.  Eligible securities are securities that have received a rating in one of the two highest short-term rating categories by a rating organization.  Rating organizations are designated by the SEC.  Eligible securities may be "first tier" or
"second tier" securities.  First tier securities are those that have received a rating in the highest category for short term debt obligations by at least two rating organizations.
If only one rating organization has rated the security, it must be rated in the highest category for that rating organization.  U.S. government securities and securities issued by a registered money market mutual fund are also first tier securities. A second tier security is any eligible security that is not a first tier security.

      The Trust may also buy second tier "conduit securities."  These eligible securities are securities rated by rating organizations but are not first tier securities.  Conduit securities are municipal securities such as industrial development or revenue bonds issued to finance non-government projects.  The payment of the principal and interest on a conduit security is not the obligation of the municipal issuer, but is the obligation of another person who is ultimately responsible for the payment of principal and interest, such as the user of the facility.  The Trust may not invest more than 5% of its total assets in second tier conduit securities.

      The Trust may also buy unrated securities that the Manager determines are comparable in quality to a first or second tier security by applying certain criteria established by the Board to determine its creditworthiness.  These criteria require a high quality short term or long-term rating (depending on the security) from a rating organization.  Unrated securities the Trust may buy include asset backed securities and securities subject to
"demand features" or "guarantees."

      The Trust may purchase a security subject to a guarantee if the guarantee is an eligible security or a first tier security. The trust may also purchase a security subject to a "conditional" demand feature if the demand feature is an eligible security and the
Manager has decided that the conditional demand feature meets the requirements imposed by
Rule 2a-7.

      If a security's rating is downgraded, the Manager or the Board of Trustees may have to reassess the security's credit risk.  If a security is downgraded, the Manager or the
Board of Trustees will promptly reassess whether the security continues to present minimal credit risk, reassess the status of the security as an "eligible security," and take such actions as is appropriate. If the Trust disposes of the security within five days of the
Manager learning of the downgrade, the Manager will provide the Board of Trustees with subsequent notice of such downgrade.  If a security is in default, or ceases to be an eligible security, or is determined no longer to present minimal credit risks, the Board of
Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

|X|   Diversification.  With respect to 75% of its total assets, the Trust cannot invest
more than 5% of its total assets in securities issued by one issuer.   It cannot invest
more than 5% of its total assets in securities of one issuer unless the security is a first tier security.  The Trust also cannot invest more than 1% of its total assets or $1.0 million, whichever is greater, in second tier securities of one issuer.  For diversification purposes, the Trust is considered to have purchased the security underlying a repurchase agreement if the repurchase agreement is fully collateralized.  For a refunded security, the Trust is considered to have the U.S. government securities underlying the refunded security.  For conduit securities, the Trust considers the issuer to be the person ultimately responsible for payment of the obligation.  If the Trust buys an asset backed security, the issuer of the security is deemed to be the "special purpose" entity which issued the security.  A special purpose entity is an entity which is organized solely for the purpose of issuing asset backed securities.  If the asset backed securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those obligations amount to 10% or more of the asset backed securities the Trust buys, that other person or entity is considered to be the issuer of a pro rata percentage of the asset backed security.

      The Trust may buy a security subject to a demand feature or guarantee.  In this case, with respect to 75% of its total assets, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees issued by the same issuer.  If the security or the demand feature or guarantee is a second tier security, the Trust may not invest more than 5% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.  However, if the demand feature or guarantee is issued by a person who is a non-controlled person, the Trust does not have to limit its investments to no more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.

|X|   Maturity.  The Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single security must not be in excess of the maximum permitted maturity under Rule 2a-7 which is currently 397 days from the date of purchase.  The Trust also may buy adjustable and floating rate securities, enter into repurchase agreements and lend portfolio securities.  Rule 2a-7 defines how the maturities of these securities are determined.

|X|   Demand Features and Guarantees.  Demand features and guarantees and some of their uses are described in the Prospectus.  The Trust also uses demand features and guarantees to satisfy the maturity, quality and diversification requirements described above.  The
Trust considers the person which issues the demand feature as the person to which the Trust will look for payment.  An unconditional demand feature is considered a guarantee and the
Trust looks to the person making the guarantee for payment of the obligation of the underlying security.

      When the Trust buys municipal securities, it may obtain a demand feature from the seller to repurchase the securities that entitles the Trust to achieve same day settlement from the repurchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.  Another type of demand feature purchased in conjunction with a Municipal Security enables the Trust to sell the underlying security within a specified period of time at a fixed exercise price.
The Trust may pay for demand features either separately in cash or by paying a higher price for the securities acquired subject to the demand features.  The Trust will enter into these transactions only with banks and dealers which, in the Manager's opinion, present minimal credit risks.  The Trust's purchases of demand features are subject to the provisions of Rule 2a-7 under the Investment Company Act.

      The Trust's ability to exercise a demand feature or guarantee will depend on the ability of the bank or dealer to pay for the securities if the demand feature or guarantee is exercised.  If the bank or dealer should default on its obligation, the Trust might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.  Demand features and guarantees are not transferable by the Trust, and therefore terminate if the Trust sells the underlying security to a third party.  The Trust intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Trust to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the demand feature or guarantee is exercised. Any considerations paid by the Trust for the demand feature (which increases the cost of the security and reduces the yield otherwise available for the security) will be reflected on the Trust's books as unrealized depreciation while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.

Other Investment Strategies

When-Issued and Delayed Delivery Transactions.  As stated in the Prospectus, the Trust may invest in municipal securities on a "when-issued" or "delayed delivery" basis.  Payment for and delivery of the securities shall not exceed 120 days from the date the offer is accepted.  The purchase price and yield are fixed at the time the buyer enters into the commitment.  During the period between the time of commitment and settlement, no payment is made by the Trust to the issuer and no interest accrues to the Trust from the investment.
However, the Trust intends to be as fully invested as possible and will not invest in when-issued securities if its income or net asset value will be materially adversely affected.  At the time the Trust makes the commitment to purchase a municipal security on a when-issued basis, it will record the transaction on its books and reflect the value of the security in determining its net asset value.  It will also identify on its books liquid assets equal in value to the commitment for the when-issued securities.  While when-issued securities may be sold prior to settlement date, the Trust intends to acquire the securities upon settlement unless a prior sale appears desirable for investment reasons.
There is a risk that the yield available in the market when delivery occurs may be higher than the yield on the security acquired.

Loans of Portfolio Securities.  To attempt to increase its income, the Trust may lend its portfolio securities to brokers, dealers and other financial institutions.  These loans are limited to not more than 10% of the value of the Trust's total assets and are subject to other conditions described below. The Trust will not enter into any securities lending agreements having a maturity in excess the maximum time period provided for in Rule 2a-7.
The Trust presently does not intend to lend its portfolio securities, but if it does, the value of securities loaned will not exceed 5% of the value of the Trust's total assets.
There are some risks in lending securities.  The Trust could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities.

      The Trust must receive collateral for a loan. Any securities received as collateral for a loan must mature in twelve months or less.  Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities.  The collateral must consist of cash, bank letters of credit, U.S. government securities or other cash equivalents in which the Trust is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter.  Such terms and the issuing bank must be satisfactory to the
Trust.

      When it lends securities, the Trust receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan.  It may also receive negotiated loan fees and the interest on the collateral securities, less any finders', custodian, administrative or other fees the Trust pays in connection with the loan.  The Trust may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Trustees.

      The Trust will not lend its portfolio securities to any officer, Trustee, employee or affiliate of the Trust or its Manager.  The terms of the Trust's loans must meet certain tests under the Internal Revenue Code and permit the Trust to reacquire loaned securities on five business days notice or in time to vote on any important matter.

Repurchase Agreements.  In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank or the U.S.
branch of a foreign bank having total domestic assets of at least $1 billion or a broker-dealer with a net capital of at least $50 million and which has been designated a primary dealer in government securities). The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  Repurchase agreements are considered "loans" under the Investment Company Act collateralized by the underlying security.  The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. They must meet credit requirements set by the Manager from time to time. Additionally, the
Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
("SEC"), the Trust, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Illiquid and Restricted Securities.  Under the policies and procedures established by the
Trust's Board of Trustees, the Manager determines the liquidity of certain of the Trust's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

      Illiquid securities the Trust can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Trust at a time when such sale would be desirable.

      There are restricted securities that are not illiquid that the Trust can buy.  They include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are related to current transactions of the issuer and therefore are exempt from registration as commercial paper.  Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.

Bank Loan Participation Agreements.  The Trust may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities.  Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.  Thus, the Trust must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Trust may experience a reduction in income.

Special Investment Considerations - New York Municipal Securities.  As explained in the
Prospectus, the Trust's investments are highly sensitive to the fiscal stability of New
York State (referred to in this section as the "State") and its subdivisions, agencies, instrumentalities or authorities, including New York City (the "City"), which issue the municipal securities in which the Trust invests.  The following information on risk factors in concentrating in New York municipal securities is only a summary, based on the State's
Annual Information Statement dated May 8, 2007 and on publicly-available official statements relating to offerings by issuers of New York municipal securities on or prior to
March 1, 2007 with respect to offerings of New York State, and on or prior to May 3, 2007 with respect to offerings by the City.  No representation is made as to the accuracy of this information.

      During the mid-1970's the State, some of its agencies, instrumentalities and public benefit corporations (the "Authorities"), and certain of its municipalities faced serious financial difficulties. To address many of these financial problems, the State developed various programs, many of which were successful in reducing the financial crisis.  Any further financial problems experienced by these Authorities or municipalities could have a direct adverse effect on the New York municipal securities in which the Trust invests.

      New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education, and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

      |X| Factors Affecting Investments in New York State Securities.  The 2007-08 Enacted
Budget Financial Plan ("Enacted Budget Financial Plan" or "Financial Plan") was prepared by the New York State Division of Budget ("DOB")and reflects the actions of the Legislature
and Governor through May 8, 2007.   The State finalized the Enacted Budget for 2007-08 on
April 1, 2007.

      The Enacted Budget Financial Plan contains estimates and projections of future results that should not be construed as statements of fact.  These estimates and projections are based upon various assumptions that may be affected by numerous factors, including future economic conditions in the State and nation, Federal law changes, and adverse judgments against the State. There can be no assurance that actual results will not differ materially and adversely from the estimates and projections contained in the Enacted
Budget Financial Plan summarized herein.

      The State reported that the General Fund (the main operating fund of the State) was balanced on a cash basis, with annual spending projected to grow by 4.1%, reflecting substantial increases in aid to public schools. All Governmental Funds spending, which includes Federal aid, was estimated at $120.7 billion, an increase of 7.0% from 2006-07.
State tax receipts were expected to return to a historical growth rate of roughly 5% over
2006-07 levels, following three consecutive years in which growth exceeded 10% for the first time ever. State debt outstanding was projected to total $52.0 billion in 2007-08, with debt service equal to roughly 4.2% of All Funds receipts.

      Entering the 2007-08 budget cycle, the State had estimated a budget imbalance of $1.6 billion in 2007-08 and gaps in the range of $3 billion to $6 billion in future years. The
Governor's Executive Budget proposal, if enacted in its entirety, would have eliminated the
2007-08 imbalance and left gaps of $2.3 billion in 2008-09, $4.5 billion in 2009-10, and
$6.3 billion in 2010-11. The Enacted Budget Financial Plan, which incorporated both the
Legislature's modifications to Executive recommendations and revisions to current service receipts and spending estimates, was also balanced in 2007-08, but projected an estimated gap of $3.1 billion in 2008-09 and $4.8 billion in 2009-10.

      Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan unpredictably from fiscal year to fiscal year.  For example, the Financial Plan is necessarily based on forecasts of national and State economic activity.  Economic forecasts have frequently failed to predict accurately the timing and magnitude of specific and cyclical changes in the national and
State economies.

  The U.S. Economy.  DOB stated that data for the fourth quarter of 2006 showed a national economy in the throes of a substantial inventory correction and a severe residential housing market contraction. DOB projected that both will continue to keep economic growth below its long-term trend rate through the first half of 2007.  For all of 2006, real U.S.
GDP increased 3.3%, following a 3.2% rise in 2005. DOB projected growth of 2.4% for 2007, virtually unchanged from the February forecast. A small upward revision in household consumption spending was expected to compensate for weaker business investment spending than anticipated in February.

  The State reported that despite relatively low output growth, the resiliency of the national labor market remained impressive. First quarter 2007 growth in U.S.
nonagricultural employment was somewhat stronger than anticipated. However, employment is often a lagging indicator and DOB continued to project a deceleration in job growth for
2007. DOB also projected a gradual rise in the unemployment rate over the course of 2007, consistent with the February forecast. Personal income growth was revised up slightly to
5.5% for 2007, due primarily to an upward revision in wage growth to 5.5%. Inflation of 2.2
%, as measured by growth in the Consumer Price Index, was projected for 2007, down from
3.2% for 2006. The State believed that a slightly stronger labor market, along with stronger wage growth, will act to further restrain growth in U.S. corporate profits, which are now projected to grow 5.3 % in 2007.

  DOB's outlook for a soft landing of the national economy and a stable monetary policy stance through the end of 2007 remained unchanged from February. However, there are a number of risks to this forecast. If the labor market outperforms the forecast, higher employment and wage growth could induce stronger growth in consumer spending than projected. However, a tighter labor market than expected, particularly within the service-producing sectors that are less vulnerable to global competition, could result in higher inflation as well. Higher inflation, in turn, might induce the Federal Reserve to raise its short-term interest rate target, restraining economic growth. Higher interest rates and stronger employment and wages could also result in weaker profits and equity markets than projected. Higher interest rates could also further delay the recovery of the housing market, which could put downward pressure on consumer spending. Higher interest rates could also compound the troubles emanating from the subprime mortgage market. A shock to the economy related to geopolitical uncertainty, either in the form of a direct attack or excessive energy price volatility, also remains a risk. On the other hand, lower energy prices or stronger global growth than anticipated could result in stronger economic growth than expected.

  Risks to the U.S. Economic Forecast.  Although DOB believed that the Federal Reserve has successfully managed a soft landing and that the U.S. economy will avoid a near-term recession, it noted that there is considerable risk to the forecast; the forecast is contingent upon the absence of severe shocks to the economy. Unpredictable events, such as a major terrorist attack, remain the biggest risk to continued economic expansion. Such a shock could impair economic growth in many ways, such as causing a plunge in consumer confidence, the stock market, investment spending by firms, or impairing the transportation of goods and services, or causing a large spike in oil prices. A severe and extended downturn could easily materialize from such shocks.

  DOB also believed that a more severe-than-anticipated downturn in the housing market could derail the national economy from its predicted path. The additional weakness emanating from the housing and manufacturing sectors could result in lower job and income growth than expected, which in turn would produce lower growth in household spending than implied by the forecast. A more abrupt-than-projected increase in energy prices could reduce the ability of consumers and businesses to spend on non-energy related items. Such cutbacks could make firms behave even more cautiously and reduce business capital spending.
Persistently high energy prices also raise the possibility that inflationary expectations could ratchet higher, causing the Federal Reserve Board to revert back to a tightening of monetary policy. Higher interest rates would, in turn, further exacerbate the slowdown and raise the likelihood of a recession.

  DOB anticipates that a sharp reduction in the inflow of foreign funds could produce new inflationary pressures by weakening the U.S. dollar, which might also cause the Federal
Reserve to resume tightening. Such a development might also produce an imbalance in the market for U.S. Treasury securities, causing long term rates to rise higher-than-expected in order to fund the Federal budget deficit. Higher-than anticipated Federal spending on the Iraq war could have a similar effect. Higher interest rates could, in turn, induce households to increase the personal saving rate, resulting in even further cutbacks in consumer spending. This risk would only be exacerbated by lower-than-expected equity or housing prices, particularly if the anticipated easing of home prices happens suddenly rather than gradually, as expected. Again, lower consumption growth could weaken expected future corporate profits and, in turn, lower employment and investment growth.

  DOB also believes that, on the other hand, lower-than-expected inflation, perhaps as a result of an even greater drop in the price of oil or more modest growth in unit labor costs, possibly due to slower growth in wages or stronger productivity growth, could induce the Federal Reserve to reduce its short-term interest rate target, resulting in stronger consumption and investment growth than projected. A more rapid increase in export growth due to either a weakened dollar or faster global growth could generate a somewhat stronger increase in total output than expected. Moreover, DOB believes that stronger employment growth could result in higher real wages, supporting faster growth in consumer spending than currently anticipated.

  The New York Economy.  The State reported that the New York economy continues to expand.
Anticipated growth in total New York nonfarm employment for 2007 remained virtually unchanged at 0.7%, following downward revised growth of 0.8% for 2006. Projected private sector job growth is also unchanged at 0.8% for 2007, following an estimated 1.1% growth for 2006. DOB's forecast for growth in State wages and salaries was revised up to 6.2% for
2007, following growth of 7.6% for 2006, due almost entirely to stronger finance and insurance sector bonus growth than projected in February.  The State noted that growth in total New York personal income for 2007 was now projected at 5.6%, following growth of 6.0%
for 2006.

  Risks to the New York Forecast. DOB believed that all of the risks to the U.S. forecast described above apply to the State forecast as well, although interest rate risk and equity market volatility pose a particularly large degree of uncertainty for New York. Should the
Federal Reserve revert to a tight monetary policy, the negative impact would disproportionately affect New York due the importance of the finance industry to the State economy.  The DOB also believed that there are risks specific to New York. The chief risk remains another attack targeted at New York City that could once again plunge the State economy into a recession, resulting in substantially lower income and employment growth than is reflected in the current forecast. Higher energy prices and the potential for greater pass-through to core inflation, combined with a tightening labor market, raise the probability that the Federal Reserve could tighten one more time. Such an outcome could negatively affect the financial markets, which would also disproportionately affect the New
York State economy. In addition, the State's real estate market could decline more than anticipated, which would negatively affect household consumption and taxable capital gains realizations. DOB believed These effects could ripple though the economy, affecting both employment and wages.

  In contrast, DOB also believed that should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities is possible, resulting in higher wage and bonuses growth than projected. DOB noted that the financial markets, which are so pivotal to the direction of the downstate economy, are notoriously difficult to forecast.

  Labor Contracts/Salary Increases. Existing labor contracts with all of the State's major employee unions expired on April 1, 2007 (United University Professionals will expire on
July 1, 2007). The Financial Plan did not set aside any reserves for future collective bargaining agreements in 2007-08 or beyond. Each future 1% salary increase would cost roughly $86 million annually in the General Fund and $134 million in All Funds. The projections do not contain any funding for pay raises for the Judiciary or elected officials.

  School Supportive Health Services. The Office of the Inspector General (OIG) of the
United States Department of Health and Human Services is conducting six audits of aspects of New York State's School Supportive Health Services program with regard to Medicaid reimbursement. The audits cover $1.4 billion in claims submitted between 1990 and 2001. To date, OIG has issued four final audit reports, which cover claims submitted by upstate and
New York City school districts for speech pathology and transportation services. The final audits recommend that the Centers for Medicare and Medicaid Services (CMS) disallow $173 million of the $362 million in claims for upstate speech pathology services, $17 million of
$72 million for upstate transportation services, $436 million of the $551 million in claims submitted for New York City speech pathology services, and $96 million of the $123 million for New York City transportation services. New York State disagrees with the audit findings on several grounds and has requested that they be withdrawn.

  While CMS has not taken any action with regard to the disallowances recommended by OIG,
CMS is deferring 25% of New York City claims and 9.7% of claims submitted by the rest of the State, pending completion of the audits. Since the State has continued to reimburse school districts for certain costs, these Federal deferrals are projected to drive additional spending that has been reflected in the State's Financial Plan.

  Proposed Federal Rule on Medicaid Funding. On January 18, 2007, CMS issued a proposed rule that, if implemented, would significantly curtail Federal Medicaid funding to public hospitals (including New York City's Health and Hospital Corporation (HHC)) and
institutions and programs operated by both the State OMRDD and the State OMH. The rule seeks to restrict State access to Federal Medicaid resources. The provision replacing prospective reimbursement with cost-based methodologies would have the most significant impact on New York's health care system.

  The proposed rule could go into effect as soon as September 2007. It is estimated the rule could result in the loss of $350 million annually in Federal funds for HHC and potentially larger losses in aid for the State Mental Hygiene System.

  The states affected by the regulations are expected to challenge their adoption on the basis that CMS is overstepping its authority and ignoring the intent of Congress. In recent years, the Congress has rejected similar proposals in the President's budget.

  Video Lottery Terminal Expansion. In developing annual VLT revenue estimates, the State's four-year Financial Plan assumes the approval of an expansion plan sometime in 2007-08, which is expected to provide $150 million in 2008-09, $357 million in 2009-10, and $766 million in 2010-11. Including expansion, VLT revenues are projected to increase by $476 million in 2008-09, $286 million in 2009-10, and $430 million in 2010-11, and are projected to total $1.1 billion in 2008-09 growing to $1.8 billion in 2010-11. Additional VLT revenues from the expansion support planned School Aid spending, offsetting General Fund costs. Absent legislative approval for the expansion, General Fund support for School Aid, as well as the estimated General Fund spending gaps, would increase by $150 million in
2008-09, $357 million in 2009-10, and $766 million in 2010-11.

      School Aid Database Updates. After enactment of the State Budget, school districts are authorized to submit additional State aid claims for payment in the September following the close of such school year. In some cases, these additional claims have significantly increased the State's liability on a school year basis. Recent database updates increased the State's liability for School Aid by $222 million ($176 million net of SED reclassifications) for increases for the 2006-07 school year, $161 million for 2005-06 and
$119 million for the 2004-05 school year, the vast majority of which was for New York City.
If school districts -- particularly New York City -- continue to submit additional claims after enactment of the 2007-08 State Budget, the State will have an increased financial obligation beyond what is currently reflected in the Financial Plan.

      |X| The 2006-07 Financial Plan.

  General Fund Receipts.  Total 2007-08 General Fund receipts were projected to be $53.7 billion, an increase of $2.3 billion, or 4.5% from 2006-07 results. General Fund tax receipt growth was projected to be 1.5% over 2006-07 results and General Fund miscellaneous receipts were projected to increase by $217 million. DOB stated that the relatively small growth in General Fund tax receipts largely reflects non-tax and non-economy related factors including proposals increasing STAR benefits and earmarking additional funds to debt service funds. Federal grants decline due to the loss of one-time Federal reimbursement for emergency costs related to delays in implementation of the Federal
Medicare Part D program.

  General Fund income tax receipts for 2007-08, which are net of deposits to the STAR Fund and the Revenue Bond Tax Fund (RBTF), were estimated to remain almost flat at $22.9 billion. Deposits to the STAR Fund, which will increase by $736 million to $4.7 billion in
2007-08, reflect Enacted Budget legislation that will increase the current STAR program by providing property tax relief rebates to middle-class homeowners and seniors. Deposits to the RBTF of over $9.2 billion reflect Enacted Budget legislation that requires RBTF deposits to be calculated before the deposit of income tax receipts to the STAR Fund.
Although this has the impact of decreasing General Fund receipts by nearly $1.2 billion
(25% of STAR), deposits in excess of debt service requirements are transferred back to the
General Fund.  General Fund receipts from user taxes and fees were estimated to total $8.9 billion in 2008-09, an increase of $335 million from 2007-08. General Fund business tax receipts for 2007-08 of $6.7 billion were estimated to increase $211 million, or 3.3% over the prior year. General Fund receipts in 2007-08 from other taxes were projected to total more than $1.1 billion, or a $60 million increase with estate tax collections expected to grow modestly. General Fund miscellaneous receipts collections in 2007-08 were projected to reach approximately $2.5 billion, up $218 million from 2006-07 results, reflecting license and fee collections and expected receipts from the New York Power Authority, partially offset by decreases in receipts from investment income.

  General Fund Spending.  The State projected General Fund spending, including transfers to other funds, to total $53.7 billion in 2007-08, an increase of $2.1 billion (4.1%) over
2006-07 actual results.

  Grants to Local Governments (Local Assistance) includes payments to local governments, school districts, healthcare providers, and other local entities, as well as certain financial assistance to, or on behalf of, individuals, families, and nonprofit organizations. Local Assistance spending by the General Fund was projected at $37.2 billion in 2007-08, an increase of $2.9 billion (8.3%) from the prior year.  The largest annual increases were for Medicaid, School Aid, Mental Hygiene, Children and Families, and
Temporary and Disability Assistance.

  General Fund State Operations spending was projected to total $9.6 billion in 2007-08, an increase of $300 million (3.2%) from the prior year.  State Operations spending is for personal service (PS) and non-personal service (NPS) costs. Personal service costs, which account for approximately two-thirds of State Operations spending, includes salaries of
State employees of the Executive Branch, Legislature, and Judiciary, as well as overtime payments and costs for temporary employees. Nonpersonal service costs, which account for the remaining one-third of State Operations, represent the operating costs of State agencies, including real estate rental, utilities, contractual payments (e.g., consultants, information technology and professional business services), supplies and materials, equipment, telephone service and employee travel.

  Spending by the General Fund on General State Charges was projected to total $4.5 billion in 2007-08, an increase of $127 million (2.9%) from the prior year.  General State Charges account for the costs of fringe benefits provided to State employees and retirees of the
Executive, Legislative and Judicial branches, tax payments to municipalities related to public lands, and certain litigation against the State. Fringe benefit payments, many of which are mandated by statute or collective bargaining agreements, include employer contributions for pensions, social security, health insurance, workers' compensation and unemployment insurance. Other costs include State taxes paid to local governments for certain State-owned lands, and payments related to lawsuits against the State and its public officers. Employee fringe benefits will be paid mostly from the General Fund (84%).
Other General State Charges costs will be paid in full by General Fund revenues.

  General Fund debt service was projected at $1.6 billion in 2007-08, a decrease of $327 million (17.2%) from the prior year.  The year-to-year decrease is due to the timing of payments which were made at the end of 2006-07 (absent such payments, 2007-08 debt service would have increased by an estimated 4.3%). The State pays debt service on all outstanding
State-supported bonds, including general obligation bonds, for which the State is constitutionally obligated to pay debt service, as well as bonds issued by State public authorities (e.g., Empire State Development Corporation, Dormitory Authority of the State
of New York, Thruway Authority) for which the State is contractually obligated to pay debt service, subject to an appropriation. Depending on the credit structure, debt service is financed through transfers from the General Fund, dedicated taxes and fees, and other resources, such as patient income revenues.

  General Fund spending on Capital Projects was projected to total $82 million billion in
2007-08, a decrease of $307 million (78.9%) from the prior year.  The Capital Projects Fund group accounts for spending across all functional areas to finance costs related to the acquisition, construction, repair or renovation of fixed assets.

  In 2007-08, transfers by the General Fund to other funds were projected to total $2.4 billion and transfers to the General Fund by other funds were projected to total $11.9 billion.  The most significant General Fund transfer to other funds was for general debt service ($1.6 billion). Other significant General Fund transfers to other funds included
Judiciary transfers to the Court Facilities Incentive Aid Fund, New York City County Clerks
Fund, and Judiciary Data Processing Fund ($211 million, total) and transfers representing payments for patients residing in State-operated Health, Mental Hygiene and State
University facilities ($174 million), SUNY hospital subsidy payments ($110 million), and to the Capital Projects fund for pay-as-you-go projects ($82 million). All other transfers to other funds totaled $219 million; the most significant included $69 million for the payment of banking services, $33 million for transit, $25 million for stem cell research, and $20 million for commitments and mandates for the Office of Mental Retardation and Developmental
Disabilities.

      Of the $11.9 billion General Fund transfer from other funds, $11.3 billion resulted from dedicated Personal Income, Sales and Real Estate Transfer taxes above required debt service. All other fund/account sweeps total $537 million, the largest of which include
$133 million from the Tribal-State Compact, $100 million in miscellaneous special revenue sweeps, $28 million from DMV, $27 million from the Hazardous Waste Fund, and $21 million from the Cultural Education account.

      Cash Flow Forecast. In 2007-08, the General Fund was projected to have quarterly-ending balances of $4.2 billion in June 2007, $5.0 billion in September 2007,
$2.4 billion in December 2007, and $3.1 billion at the end of March 2008. The lowest projected month-end cash flow balance was $2.4 billion in December 2007.

      |_|   State Governmental Funds Group.  Substantially all State non-pension financial operations are accounted for in the State's governmental funds group.  Governmental funds include the following four fund types, the State's projections of receipts and disbursements in which comprise the State's Financial Plan:

      o     the General Fund, which is the major operating fund of the State and receives all receipts that are not required by law to be deposited in another fund, including most
State tax receipts and certain fees, transfers from other funds and miscellaneous receipts from other sources;

      o     Special Revenue Funds, which account for the proceeds of specific revenue sources (other than expendable trusts or major capital projects), such as federal grants, that are legally restricted to specified purposes;

      o     Capital Projects Funds, which account for financial resources of the State to be used for the acquisition or construction of major capital facilities (other than those financed by Special Revenue Funds, Proprietary Funds and Fiduciary Funds); and

      o     Debt Service Funds, which account for the accumulation of resources (including receipts from certain taxes, transfers from other funds and miscellaneous revenues, such as dormitory room rental fees, which are dedicated by statute for payment of lease-purchase rentals) for the payment of general long-term debt service and related costs and payments under lease-purchase and contractual-obligation financing arrangements.

      |_|   Local Government Assistance Corporation.  In 1990, as part of a State fiscal reform program, legislation was enacted creating Local Government Assistance Corporation
(LGAC), a public benefit corporation empowered to issue long-term obligations to fund payments to local governments that had been traditionally funded through the State's annual seasonal borrowing.  The legislation also dedicated revenues equal to one percent of the
State sales and use tax to pay debt service on these bonds.  As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion, completing the program.
The issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing.

      The legislation also eliminated annual seasonal borrowing of the State except in cases where the Governor and the legislative leaders have certified the need for additional seasonal borrowing, based on emergency or extraordinary factors or factors unanticipated at the time of adoption of the budget, and provided a schedule for eliminating it over time.
Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded (i.e., no tax and revenue anticipation note (TRAN) seasonal borrowing in the fifth year).  This provision limiting the State's seasonal borrowing practices was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds.  No restrictions were placed upon the State's ability to issue deficit notes.

      The impact of the LGAC reforms, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

      |X|   Authorities.  The fiscal stability of the State is related in part to the fiscal stability of its public Authorities.  Authorities refer to public benefit corporations, created pursuant to State law.  Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities.  Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.  The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its Authorities were to default on their respective obligations, especially those involving State-supported or State-related debt.
As of December 31, 2006, there were 19 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these
State public authorities was approximately $129 billion, only a portion of which constituted State-supported or State-related debt.

      Authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities.  In addition, State legislation authorizes several financing techniques for
Authorities.  There are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to
Authorities.  Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, the affected localities could seek additional State assistance if local assistance payments are diverted.  Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

      |X|   Ratings of the State's Securities.  As of November 16, 2006, S&P had rated the
State's general obligation bonds "AA," Moody's had rated those bonds "Aa3" and Fitch had rated those bonds "AA-".

      Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings must be obtained from the rating agency furnishing the rating.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of a rating may have an effect on the market price of the
State and municipal securities in which the Trust invests.

      |X|   The State's General Obligation Debt.  As of March 31, 2007, the State had
approximately $3.3 billion in general obligation debt outstanding.

      |X|   Pending Litigation.  The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations.
That litigation includes, but is not limited to, claims asserted against the State involving State finances and programs and arising from alleged violations of civil rights, alleged torts, alleged breaches of contracts, real property proceedings and other alleged violations of State and Federal laws.  These proceedings could affect adversely the financial condition of the State in the 2007-08 fiscal year or thereafter.

      Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2007-08 Financial Plan.  The
State has reported its belief that the 2007-08 Financial Plan included sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2007-08 fiscal year.  These reserves included (but were not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund.
In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period.  There could be no assurance given, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2007-08 Financial Plan resources available for the payment of judgments, and could therefore adversely affect the ability of the State to maintain a balanced 2007-08 Financial Plan.

      In addition, the State is party to other claims and litigation that either its legal counsel has advised that it is not probable that the State will suffer adverse court decisions or the State has determined are not material.  Although the amounts of potential losses, if any, were not presently determinable, it was the State's opinion that its ultimate liability in these cases was not expected to have a material adverse effect on the
State's financial position in the 2007-08 fiscal year or thereafter.

      |X|   Other Localities.  Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The State noted that while deficit financing is a relatively infrequent practice, it has become more common in recent years. Between 2004 and
2006, the State Legislature authorized 11 bond issuances to finance local government operating deficits. The potential impact on the State of any future requests by localities for additional oversight or financial assistance was not included in the projections of the
State's receipts and disbursements for the State's 2007-08 fiscal year or thereafter.

      |X|   Factors Affecting Investments in New York City Municipal Securities. The City
has a highly diversified economic base, with a substantial volume of business activity in the service, wholesale and retail trade and manufacturing industries and is the location of many securities, banking, law, accounting, news media and advertising firms.

      The City is a major seaport and focal point for international business.  Many of the major corporations headquartered in the City are multinational in scope and have extensive foreign operations.  Numerous foreign-owned companies in the United States are also headquartered in the City.  These firms, which have increased in number substantially over the past decade, are found in all sectors of the City's economy, but are concentrated in trade, professional and business services, tourism and finance.  The City is the location of the headquarters of the United Nations, and several affiliated organizations maintain their principal offices in the City.  A large diplomatic community exists in the City to staff the missions to the United Nations and the foreign consulates.

      Economic activity in the City has experienced periods of growth and recession and can be expected to experience periods of growth and recession in the future. The City experienced a recession in the early 1970s through the middle of that decade, followed by a period of expansion in the late 1970s through the late 1980s.  The City fell into recession again in the early 1990s which was followed by an expansion that lasted until 2001.  The economic slowdown that began in 2001 as a result of the September 11 terrorist attack, a national economic recession, and a downturn in the securities industry came to an end in
2003.  Since then, Wall Street activity, tourism, and the real estate market have driven a broad based economic recovery.  The City's financial plan assumed slower growth in calendar year 2007, corresponding to a weakened economy.

      For each of the 1981 through 2006 fiscal years, the City's General Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP") after discretionary and other transfers. City fiscal years end on June 30 and are referred to by the calendar year in which they end.  The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

      The Mayor is responsible for preparing the City's financial plan which relates to the
City and certain entities that receive funds from the City, including the financial plan for the 2007 through 2010 fiscal years submitted to the Control Board in July 2006 (the
"July Financial Plan", Modification No. 07-4 to the July Financial Plan and the financial plan for the 2008 through 2011 fiscal years submitted to the Control Board on June 20, 2007
(as so modified, the "2007-2011 Financial Plan", or "Financial Plan").  The City's
projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize.  Such assumptions and contingencies include the condition of the regional and local economies, the provision of
State and federal aid, the impact on City revenues and expenditures of any future federal or State policies affecting the City and the cost of future labor settlements.

      Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully.  Implementation of the Financial Plan is also dependent upon the ability to market the securities of other financing entities, including the New York
City Municipal Water Finance Authority ("Water Authority"), which issues debt secured by water and sewer revenues.  In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements.  The success of projected public sales of City, Water Authority and other bonds and notes will be subject to prevailing market conditions.  Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

      |X|   The City's 2006-2010 Financial Plan.  For the 2006 fiscal year, the City's
General Fund had an operating surplus of $3.756 billion, before discretionary transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers. The 2006 fiscal year was the twenty-sixth consecutive year that the City has achieved balanced operating results when reported in accordance with GAAP.

  The City's expense and capital budgets for the 2007 fiscal year were adopted on June 30,
2006. The July Financial Plan, which was consistent with the City's expense and capital budgets as adopted for the 2007 fiscal year, projected revenues and expenditures for the
2007 fiscal year balanced in accordance with GAAP, and projected gaps of $3.8 billion, $4.6 billion and $4.1 billion in fiscal years 2008 through 2010, respectively.

  On June 20, 2007 the City submitted to the Control Board the Financial Plan for the 2007
through 2011 fiscal years which relates to the City and certain entities that receive funds from the City and which reflects changes as a result of the City's expense and capital budgets for the 2008 fiscal year which were adopted on June 15, 2007. The Financial Plan is a modification to the July Financial Plan, as subsequently modified by the financial plans submitted to the Control Board on November 1, 2006, January 26, 2007 and April 27, 2007
(the "April Financial Plan"). The Financial Plan projects revenues and expenses for the
2007 and 2008 fiscal years balanced in accordance with GAAP, and projects gaps of $1.6 billion, $3.4 billion and $4.4 billion in fiscal years 2009 through 2011, respectively.

  The Financial Plan reflects, since the July Financial Plan, increases in projected net revenues totaling $5.5 billion, $4.8 billion, $3.6 billion and $3.9 billion in fiscal years
2007 through 2010, respectively. Changes in projected revenues include (i) increases in projected net tax revenues of $5.4 billion, $4.2 billion, $3.5 billion and $3.9 billion in fiscal years 2007 through 2010, respectively, resulting primarily from increases in projected real estate transaction, personal income and business tax revenues and (ii)
increases in other revenues of $424 million, $575 million, $97 million and $83 million in fiscal years 2007 through 2010, respectively, offset by a decrease of $307 million in State per capita aid in fiscal year 2007.

  The Financial Plan also reflects, since the July Financial Plan, a decrease in projected net expenditures totaling $128 million in fiscal year 2007 and increases in projected net expenditures totaling $2.3 billion, $2.3 billion and $3.1 billion in fiscal years 2008 through 2010, respectively. Changes in projected expenditures since the July Financial Plan include: (i) increases in labor costs totaling $314 million, $627 million, $990 million and
$1.2 billion in fiscal years 2007 through 2010, respectively, reflecting settlements of labor negotiations and the provision for similar increases for collective bargaining units not yet settled; (ii) increases in education spending of $103 million, $297 million, $330 million and $668 million in fiscal years 2007 through 2010, respectively; (iii) decreases in State education aid of $41 million in each of fiscal years 2007 through 2010 associated with debt service on bonds issued by the Municipal Bond Bank Agency to finance prior year education claims by the City; (iv) decreases in fringe benefit costs of $108 million, $19 million, $24 million and $28 million in fiscal years 2007 through 2010, respectively; (v) a decrease in pension contributions of $18 million in fiscal year 2007 and increases in pension contributions of $120 million, $415 million and $450 million in fiscal years 2008 through 2010, respectively; (vi) a decrease in agency spending of $26 million in fiscal year 2007 and increases in agency spending of $711 million, $518 million and $514 million in fiscal years 2008 through 2010, respectively; (vii) City Council initiatives and restorations of $233 million in fiscal year 2008 and $43 million in each of fiscal years
2009 and 2010; (viii) decreases of $79 million and $11 million in fiscal years 2007 and
2008, respectively, and increases of $19 million and $17 million in fiscal years 2009 and
2010, respectively, in energy expenditures; (ix) poverty initiative funding of $13 million,
$67 million, $65 million and $65 million in fiscal years 2007 through 2010, respectively;
(x) increases in medical assistance costs, due in part to an increase in the City share of additional Medicaid claims, of $201 million, $452 million, $50 million and $144 million in fiscal years 2007 through 2010, respectively; (xi) decreases in debt service costs of $410 million, $462 million, $453 million and $437 million in fiscal years 2007 through 2010, respectively; (xii) decreases of $400 million and $260 million, respectively, in prior year payables and the general reserve in fiscal year 2007; (xiii) PlaNYC 2030 environment and infrastructure initiatives involving various tax credits and program funding with a net cost of $1 million, $199 million, $341 million and $377 million in fiscal years 2007 through 2010, respectively; and (xiv) an increase of $500 million in fiscal year 2007 in contributions to the trust fund for the future cost of retiree health benefits.

  The Financial Plan also reflects, since the July Financial Plan, an agency program to reduce expenditures or increase revenues for a net savings of $258 million, $473 million,
$346 million and $304 million in fiscal years 2007 through 2010, respectively. The
Financial Plan also reflects, since the July Financial Plan, a $1.3 billion increased expense in fiscal year 2007 for the early retirement of debt including (i) the payment in fiscal year 2007 of $718 million to the TFA for the early retirement of TFA debt due in fiscal years 2009 and 2010, which results in increased personal income tax revenues of $33 million, $363 million and $382 million in fiscal years 2008 through 2010, respectively; and
(ii) an increase of $536 million in debt service funding in fiscal year 2007 for the early retirement of general obligation debt due in fiscal years 2009 and 2010, which results in debt service savings of $27 million, $278 million and $277 million in fiscal years 2008 through 2010, respectively.

  The Financial Plan also reflects, since the July Financial Plan, tax programs including
(i) a 7% reduction in the real estate tax rate effective July 1, 2007 which has been enacted and results in lower real estate tax collections of $1.05 billion, $1.14 billion and $1.2 billion in fiscal years 2008 through 2010, respectively; and (ii) credits or increases to other taxes including a childcare tax credit, various small business tax credits and reductions, the City sales tax exemption for clothing and footwear purchases and a cigarette tax increase, with an estimated impact of $238 million, $284 million and
$311 million in fiscal years 2008 through 2010, respectively, which require both State and local approval. The Financial Plan also reflects the $256 million cost in each of fiscal years 2008, 2009 and 2010 of the extension of the $400 property tax rebate for homeowners, which has been approved by the State and the City.

  The Financial Plan does not include the full cost of the recent tentative settlement with the Sergeants Benevolent Association (the "SBA"). If settlements with other uniformed forces employees and with civilian and pedagogical employees follow the pattern set by the
SBA, this would result in expenditures beyond those assumed in the Financial Plan of approximately $73 million in fiscal year 2008, $418 million in fiscal year 2009, $1.055 billion in fiscal year 2010 and $1.591 in fiscal year 2011. The added cost of these conforming settlements will continue to rise and reach $1.925 billion by fiscal year 2013.

      The Financial Plan also does not reflect additional costs that would be incurred, unless there is a change in applicable law, as a result of Statement No. 49 of the
Governmental Accounting Standards Board ("GASB 49"), which becomes effective on July 1,
2008 relating to the accounting treatment of pollution remediation costs. No estimates of the amount of such costs are available at this time, but they are expected to be substantial.

      The Financial Plan is based on numerous assumptions, including the condition of the
City's and the region's economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2006 through 2010 fiscal years; realization of projected interest earnings for pension fund assets and assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the
City; the ability of HHC and other such entities to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs;
adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and the ability of the City and other financing entities to market their securities successfully in the public credit markets. Certain of these assumptions have been questioned by the City Comptroller and other public officials.

      From time to time, the City Comptroller and other public officials issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the
City to eliminate projected operating deficits.  Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies.  Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.  It is reasonable to expect that reports and statements will continue to be issued and to engender public comment.

  On May 22, 2007, the City Comptroller released a report on the City's Executive Budget and April Financial Plan. The report notes that the City expected to end fiscal year 2007 with a record surplus, before discretionary transfers, of $5.63 billion. The fiscal year
2007 surplus was due primarily to increased tax revenue collections, which exceeded the initial projections of the adopted June 2006 budget by $4.95 billion. The report noted that
$1.25 billion of the surplus will be used to pay City and TFA debt maturing in fiscal years
2009 and 2010 and the remaining $4.39 billion will be used for budgetary relief in fiscal years 2008, 2009 and 2010, respectively. The report noted that pension contributions are projected to increase from $4.0 billion in fiscal year 2006 to $6.4 billion in fiscal year
2010, and then remain stable through fiscal year 2011 and employee and retiree health care costs are projected to increase between fiscal years 2007 through 2011 at an average annual rate of about 8.2%. The report noted that after adjusting for prepayments, debt service, including TFA debt service, is expected to increase by 35.5% over the period from fiscal year 2007 through fiscal year 2011.

  In his report, the City Comptroller identified net resources and risks for fiscal years
2007 through 2011, which, when added to the projected results in the April Financial Plan, would result in a surplus of $200 million in fiscal year 2007, a surplus of $247 million in fiscal year 2008, and lower gaps of $648 million, $2.72 billion and $3.99 billion in fiscal years 2009, 2010 and 2011, respectively. Overall, the City Comptroller's report identified additional net resources exceeding April Financial Plan projections by $200 million, $247 million, $905 million, $544 million and $298 million in fiscal years 2007 through 2011, respectively. The difference from the April Financial Plan results primarily from City
Comptroller tax revenue projections which exceed those in the April Financial Plan by $200 million, $440 million, $1.1 billion, $755 million and $510 million in fiscal years 2007 through 2011, respectively, primarily due to higher forecast business, personal income and real estate transaction tax revenues through the plan period. The report identified risks which offset the higher revenue projections by $193 million, $200 million, $211 million and
$212 million in fiscal years 2008 through 2011, respectively, including: (i) increased overtime expenditures of $123 million in fiscal year 2008 and $100 million in each of fiscal years 2009 through 2011; (ii) the shortfall in assumed federal education aid of $50 million in fiscal year 2008 and $100 million in each of the fiscal years 2009 through 2011;
and (iii) increased costs of collective bargaining of $20 million in fiscal year 2008, $11 million in fiscal year 2010 and $12 million in fiscal year 2011.

  The report projected significantly higher growth rates in the Gross City Product than that assumed in the April Financial Plan in calendar years 2007 through 2011. The report projected lower City job growth in calendar year 2007 and higher City job growth in each of calendar years 2008 through 2011, than that assumed in the April Financial Plan.

  The report also identified issues that could affect the City's financial outlook. These include the significant recurring deficits of HHC which cast uncertainty on HHC's financial outlook in future years and may require increased subsidies to HHC if sufficient gap-closing measures fail to materialize. The report also noted that the April Financial
Plan sets aside approximately $199 million to finance PlaNYC 2030, a long-term plan to accommodate future population and economic growth, and that the City's Ten Year Capital
Strategy also reserves $1.62 billion to finance capital improvements related to PlaNYC 2030.

  On May 30, 2007, the staff of the OSDC issued a report on the April Financial Plan. The
OSDC report found that the City expects to realize $8.9 billion in unanticipated resources during fiscal years 2007 and 2008, even after addressing funding needs that were not contemplated at the start of the fiscal year. For fiscal year 2007 alone, the City realized a net benefit of $5.6 billion of which $1.2 billion would be used to retire outstanding debt due in fiscal years 2009 and 2010 and the remaining $4.4 billion used to prepay future expenses in order to close the projected $3.8 billion budget gap in fiscal year 2008 and narrow budget gaps in subsequent fiscal years.

  The OSDC report identified net resources which, when added to the projected results in the April Financial Plan, would result in a surplus of $275 million in fiscal year 2007, a surplus of $400 million in fiscal year 2008 and lower gaps of $1.15 billion, $3.16 billion and $4.18 billion in fiscal years 2009 through 2011, respectively. The OSDC report identified the risk of increased spending for uniformed agency overtime of $100 million in each of fiscal years 2008 through 2011 offset by higher forecast tax revenues of $275 million, $500 million, $500 million, $200 million and $200 million in each of fiscal years
2007 through fiscal year 2011, respectively. The OSDC report noted net resources exceeding
April Financial Plan projections by $275 million, $400 million, $400 million, $100 million and $100 million in fiscal years 2007 through 2011, respectively.

  In addition to the adjustments to the April Financial Plan projections, the OSDC report identified additional risks and offsets that could have a significant impact on the City.
The risks include: (i) the elimination of revenue sharing payments from the State which would produce a net loss of $327 million in each of fiscal years 2008 through 2011; (ii)
the possibility that after the expiration of current or tentative collective bargaining agreements, wage increases are negotiated at the projected rate of inflation rather than the 1.8% per annum provided for in the April Financial Plan, which would increase costs by
$175 million, $450 million and $795 million in fiscal years 2009 through 2011, respectively. In addition to these risks, the OSDC report noted the potential offsets if the Mayor's tax reduction proposals are not approved by the State which would result in additional tax revenues of $581 million, $797 million, $867 million and $929 million in fiscal years 2008 through 2011, respectively.

  The OSDC report identified other actions taken by the City to provide future benefits, including the contribution of $1 billion in each of fiscal years 2006 and 2007, and $500 million in fiscal year 2008, to fund future OPEBs, such as health insurance for current and future retirees. In addition to the tax reduction proposal, the City also provided increased funding for education and funded the PlaNYC 2030 initiatives to improve the
City's environment and infrastructure, to stimulate economic activity and improve the
City's competitiveness with surrounding jurisdictions.

  The OSDC also noted that certain City-related public entities which face significant financial challenges could draw on City resources. In addition, the OSDC report noted that the City's debt service burden is projected to increase annually and consume 13.5% of City fund revenues by fiscal year 2011.

  The OSDC report indicated that additional potential risks to the City's budget could come from a prolonged economic downturn, a slowdown in consumer spending, the declining value of the dollar, changes in the mortgage industry and real estate markets, the volatility of energy costs and food prices and the possibility of rising inflation.

  On May 31, 2007, the Control Board released a report on fiscal year 2007, examining the changes in the City's budget during fiscal year 2007 through the April Financial Plan. The report attributed the City's then-projected $4.4 billion surplus to higher than anticipated collections from taxes, audits and other miscellaneous revenue. The Control Board staff is expected to issue its report on the Financial Plan in late July 2007.

      On May 15, 2007, the IBO released a report analyzing the April Financial Plan. The
IBO report projected that fiscal year 2007 would end with a surplus of approximately $119 million below the $4.15 billion surplus in the April Financial Plan, that revenues would be lower than in the April Financial Plan by $59 million and $17 million in fiscal years 2007 and 2008, respectively, and higher by $279 million, $465 million and $546 million in fiscal years 2009 through 2011, respectively. The IBO report also projected that expenditures would be higher than in the April Financial Plan by $60 million, $121 million, $166 million, $193 million and $168 million in fiscal years 2007 through 2011, respectively. The
IBO report differences in revenue projections from the April Financial Plan results are primarily due to higher IBO forecast personal income and business taxes and lower forecast real property transaction and commercial rent taxes. After giving effect to the use of the fiscal year 2007 surplus for budget relief in future years, the report projected balanced budgets in fiscal years 2007 and 2008, and projected budget gaps of $1.7 billion, $3.0 billion and $3.9 billion in fiscal years 2009 through 2011, respectively.

      Various actions proposed in the Financial Plan are uncertain.  If these measures cannot be implemented, the City will be required to take other actions to decrease expenditures or increase revenues to maintain a balanced financial plan.

      The projections and assumptions contained in the Financial Plan are subject to revision which may involve substantial change, and no assurance could be given that these estimates and projections, which included actions which the City expected would be taken but which were not within the City's control, would be realized.

      |X|   Ratings of the City's Bonds.  As of July 19, 2007, Moody's, S&P and Fitch rated the City's general obligations bonds Aa3, AA and AA-, respectively.  These ratings reflected only the views of Moody's, S&P and Fitch from which an explanation of the significance of such ratings may be obtained.  There is no assurance that those ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.  Any such downward revision or withdrawal could have an adverse effect on the market prices of the City's bonds.

      |X|   The City's Outstanding Indebtedness.  As of March 31, 2007, the City had
approximately $36.287 billion of outstanding net long-term indebtedness.

      For its normal operations, the City depends on aid from the State both to enable the
City to balance its budget and to meet its cash requirements.  There can be no assurance that there will not be delays or reductions in State aid to the City from the amounts projected; that State budgets in future fiscal years will be adopted by the April 1 statutory deadline; that interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures.  In addition, the Federal budget negotiation process could result in a reduction or a delay in the receipt of Federal grants which could have adverse effects on the City's cash flow or revenues.

      |X|   Pending Litigation.  The City is a defendant in lawsuits pertaining to material matters as well as claims asserted that are incidental to performing routine governmental and other functions. That litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contract, and other violations of law and condemnation proceedings.  While the ultimate outcome and fiscal impact, if any, on the City of such proceedings and claims were not predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the Financial Plan.

Other Investment Restrictions

|X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the
Trust has adopted to govern its investments that can be changed only by the vote of a
"majority" of the Trust's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such.  The
Trust's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate. The Trust's most significant investment policies are described in the Prospectus.

|X|   Does the Trust Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Trust.

o     The Trust cannot make loans, except that the Trust may purchase debt securities described in "Investment Objective and Policies" and repurchase agreements, and the Trust may lend its portfolio securities as described in the Statement of
         Additional Information;

o     The Trust cannot borrow money in excess of 10% of the value of its total assets or make any investment when borrowings exceed 5% of the value of its total assets; it may borrow only as a temporary measure for extraordinary or emergency purposes; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt;

o     The Trust cannot invest in commodities or commodity contracts, or invest in interests in oil, gas, or other mineral exploration or development programs;

o     The Trust cannot invest in real estate; however, the Trust may purchase debt securities issued by companies which invest in real estate or interests therein;

o     The Trust cannot purchase securities on margin or make short sales of securities;

o     The Trust cannot invest in or hold securities of any issuer if those officers and trustees or directors of the Trust or its advisor who beneficially own individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

o     The Trust cannot underwrite securities of other companies except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in connection with the disposition of portfolio securities;

o     The Trust cannot purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

o     The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.

o     The Trust cannot invest in any debt instrument having a maturity in excess of the time period provided for in Rule 2a-7 of the Investment Company Act, or any other applicable rule, or in the case of a debt instrument subject to a repurchase agreement or called for redemption, unless purchased subject to a demand feature which may not exceed the time period provided for in Rule 2a-7, or any other applicable rule.

o     The Trust cannot invest 25% or more of its total assets in any one industry; however, for the purposes of this restriction, municipal securities and U.S. government obligations are not considered to be part of any single industry.

      For purposes of the investment restrictions listed above, the identification of the
"issuer" of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer.  Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees the security, such guarantee would be considered a separate security and would be treated as an issue of such government or other agency.  Conduit securities are deemed to be issued by the person ultimately responsible for payments of interest and principal on the security.

      In applying the restrictions as to the Trust's investments, the Manager will consider a nongovernmental user of facilities financed by industrial development bonds as being in a particular industry, despite the fact that there is no industry concentration limitation as to municipal securities the Trust may own.  Although this application of the restriction is not technically a fundamental policy of the Trust, it will not be changed without shareholder approval. Should any such change be made, the Prospectus and/or SAI will be supplemented to reflect the change.

      Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

      For the purpose of the Trust's policy not to concentrate its investments as described above, the Trust has adopted the industry classifications of industries and groups or related industries.  These classifications are not fundamental.

Disclosure of Portfolio Holdings.  The Trust has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or trustees of the Manager, Distributor, Sub-Distributor and Transfer Agent.  These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a)
conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Trust's investment program or enable third parties to use that information in a manner that is harmful to the Trust.

o     Public Disclosure. The Trust's portfolio holdings are made publicly available no later than 60 days after the close of each of the Trust's fiscal quarters in its semi-annual report to shareholders and its annual reports to shareholders, or its
         Statements of Investments on Form N-Q. Those documents are publicly available at the SEC.

      Until publicly disclosed, the Trust's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing the
Trust's shareholders with information about their Trust's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Trust's portfolio holdings information could attempt to use that information to trade ahead of or against the Trust, which could negatively affect the prices the Trust is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Trust's behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Trust or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure the Trust's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Trust's Board shall not be deemed to be "compensation" or
"consideration" for these purposes.  It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Trust.

      A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties
(subject to the procedures below) no sooner than 15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the
Trust's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Trust's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of  Trust portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's Portfolio and
      Legal departments must approve the completed request for release of Trust portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Trust's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      The Trust's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Trust's Board, or as an employee, officer and/or trustee of the Manager,
Distributor, Sub-Distributor or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Trust's Manager, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entity),
o     The Trust's independent registered public accounting firm,
o     Members of the Trust's Board and the Board's legal counsel,
o     The Trust's custodian bank,
o     A proxy voting service designated by the Trust and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations, if securities are not priced by the
      Trust's regular pricing services).

      Portfolio holdings information of the Trust may be provided, under limited circumstances, to brokers and/or dealers with whom the Trust trades and/or entities that provide investment coverage and/or analytical information regarding the Trust's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.  Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the
Trust, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested investment information to the Manager to facilitate a particular trade or the portfolio manager's investment process for the Trust.  Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below
(1) by portfolio traders employed by the Manager in connection with portfolio trading, and
(2) by the members of the Manager's Security Valuation Group and Accounting Departments in
connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the
      Trust are not priced by the Trust's regular pricing services)
o     Dealers to obtain price quotations where the Trust is not identified as the owner

      Portfolio holdings information (which may include information on the Trust's entire portfolio or individual securities therein) may be provided by senior officers of the
Manager or attorneys on the legal staff of the Manager, Distributor, Sub-Distributor or
Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, Financial Industry
      Regulatory Authority ("FINRA"), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o     To potential sub-advisors of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements)

      Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

      The Trust's shareholders may, under unusual circumstances (such as a lack of liquidity in the Trust's portfolio to meet redemptions), receive redemption proceeds of their Trust shares paid as pro rata shares of securities held in the Trust's portfolio.  In such circumstances, disclosure of the Trust's portfolio holdings may be made to such shareholders.

      Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Trust's then current policy on approve methods for communicating confidential information, including but not limited to the Trust's policy as to use of secure e-mail technology.

      The Chief Compliance Officer of the Trust and the Manager, Distributor,
Sub-Distributor and Transfer Agent (the "CCO") shall oversee the compliance by the Manager,
Distributor, Sub-Distributor Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Trust's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Trust has been made during the preceding year pursuant to these policies. The CCO shall report to the Trust's Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or the Trust have entered into ongoing arrangements to make available information about the Trust's portfolio holdings.  One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities              Fortis Securities         Pacific Crest Securities
ABN AMRO                    Fox-Pitt, Kelton          Pacific Growth Equities
AG Edwards                  Friedman, Billing, Ramsey Petrie Parkman
American Technology ResearchFulcrum Global Partners   Pictet
Auerbach Grayson            Garp Research             Piper Jaffray Inc.
Banc of America Securities  George K Baum & Co.       Prager Sealy & Co.
Barclays                    Goldman Sachs             Prudential Securities
Bear Stearns                HSBC                      Ramirez & Co.
Belle Haven                 ING Barings               Raymond James
Bloomberg                   ISI Group                 RBC Capital Markets
BNP Paribas                 ITG                       RBC Dain Rauscher
BS Financial Services       Janney Montgomery         Research Direct
Buckingham Research Group   Jefferies                 Reuters
Caris & Co.                 JP Morgan Securities      Robert W. Baird
CIBC World Markets          JPP Eurosecurities        Roosevelt & Cross
Citigroup Global Markets    Keefe, Bruyette & Woods   Russell
Collins Stewart             Keijser Securities        Ryan Beck & Co.
Craig-Hallum Capital Group  Kempen & Co. USA Inc.     Sanford C. Bernstein
LLC
Credit Agricole Cheuvreux   Kepler Equities/Julius    Scotia Capital Markets
N.A. Inc.                   Baer Sec
Credit Suisse               KeyBanc Capital Markets   Societe Generale
Cowen & Company             Leerink Swan              Soleil Securities Group
Daiwa Securities            Lehman Brothers           Standard & Poors
Davy                        Loop Capital Markets      Stifel Nicolaus
Deutsche Bank Securities    MainFirst Bank AG         Stone & Youngberg
Dresdner Kleinwort          Makinson Cowell US Ltd    SWS Group
Wasserstein
Emmet & Co                  Maxcor Financial          Taylor Rafferty
Empirical Research          Merrill Lynch             Think Equity Partners
Enskilda Securities         Midwest Research          Thomson Financial
Essex Capital Markets       Mizuho Securities         Thomas Weisel Partners
Exane BNP Paribas           Morgan Stanley            UBS
Factset                     Morningstar               Wachovia Securities
Fidelity Capital Markets    Natexis Bleichroeder      Wescott Financial
Fimat USA Inc.              Ned Davis Research Group  William Blair
First Albany                Nomura Securities         Yieldbook
Fixed Income Securities

How the Trust is Managed

Organization and History.  The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust in 1988, with an unlimited number of authorized shares of beneficial interest.

|X|   Classes of Shares.  The Trust has a single class of shares of stock.  While that class has no  designation,  it is  deemed  to be the  equivalent  of Class A for  purposes  of the shareholder account policies that apply to Class A shares of the Oppenheimer funds.

      Shares of the Trust are freely transferable.  Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders.  There are no preemptive or conversion rights and shares participate equally in the assets of the Trust upon liquidation.

Meetings of Shareholders.  As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Trust, to remove a Trustee or to take other action described in the Trust's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the
Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the Trust's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder  and Trustee  Liability.  The Trust's  Declaration  of Trust contains an express disclaimer  of  shareholder  or  Trustee  liability  for the  Trust's  obligations.  It also provides for  indemnification  and reimbursement of expenses out of the Trust's property for any shareholder held personally  liable for its  obligations.  The Declaration of Trust also states that upon  request,  the Trust shall  assume the defense of any claim made  against a shareholder  for any act or  obligation  of the Trust and shall satisfy any judgment on that claim.  Massachusetts  law permits a shareholder  of a business trust (such as the Trust) to be held personally  liable as a "partner"  under certain  circumstances.  However,  the risk that a Trust  shareholder will incur financial loss from being held liable as a "partner" of the Trust is limited to the  relatively  remote  circumstances  in which the Trust  would be unable to meet its obligations.

      The Trust's contractual arrangements state that any person doing business with the
Trust (and each shareholder of the Trust) agrees under its Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust and that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law.
The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Review Committee and a Governance
Committee. The Audit Committee and the Governance Committee are comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent
Trustees"). The members of the Audit Committee are Edward L. Cameron (Chairman), George C.
Bowen, Robert J. Malone and F. William Marshall, Jr. The Audit Committee held 7 meetings during the Trust's fiscal year ended June 30, 2007. The Audit Committee furnishes the Board with recommendations regarding the selection of the Trust's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Trust's independent Auditors regarding the Trust's internal accounting procedures and controls; (iii) reviewing reports from the Manager's
Internal Audit Department; (iv) reviewing certain reports from and meet periodically with the Trust's Chief Compliance Officer; (v) maintaining a separate line of communication between the Trust's independent Auditors and the Independent Trustees; (vi) reviewing the independence of the Trust's independent Auditors; and (vii) pre-approving the provision of any audit or non-audit services by the Trust's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Trust, the Manager and certain affiliates of the Manager.

      The members of the Review Committee are Sam Freedman (Chairman), Jon S. Fossel,
Richard F. Grabish and Beverly L. Hamilton. The Review Committee held 5 meetings during the
Trust's fiscal year ended June 30, 2007. Among other duties, as set forth in the Review
Committee's Charter, the Review Committee reports and makes recommendations to the Board concerning the fees paid to the Trust's Transfer Agent and the Manager and the services provided to the Trust by the Transfer Agent and the Manager. The Review Committee also reviews the Trust's investment performance as well as the policies and procedures adopted by the Trust to comply with the Investment Company Act and other applicable law.

      The Governance Committee is comprised solely of Independent Trustees. The members of the Governance Committee are Robert J. Malone (Chairman), William L. Armstrong, Beverly L.
Hamilton and F. William Marshall, Jr. The Governance Committee held 4 meetings during the
Trust's fiscal year ended June 30, 2007. The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees the Trust's governance guidelines, the adequacy of the Trust's Codes of Ethics and the nomination of Trustees, including Independent Trustees. The Governance
Committee has adopted a process for shareholder submission of nominees for board positions.
Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Governance Committee in care of the Trust. The Governance Committee may consider such persons at such time as it meets to consider possible nominees. The Governance
Committee, however, reserves sole discretion to determine which candidates for Trustees and
Independent Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders. The Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us" or by mail to the
Trust at the address below.

Trustees and Officers of the Trust. Except for Messrs. Murphy and Grabish, each of the
Trustees is an Independent Trustee. All of the Trustees are also trustees or directors of the following Oppenheimer/Centennial funds (referred to as "Board II Funds") except for Mr.
Grabish who serves as Trustee for only the following funds: Centennial California Tax
Exempt Trust, Centennial Government Trust, Centennial Money Market Trust, Centennial New
York Tax Exempt Trust and Centennial Tax Exempt Trust:

                                           Oppenheimer   Principal   Protected
Oppenheimer Cash Reserves                  Trust II
                                           Oppenheimer   Principal   Protected
Oppenheimer Capital Income Fund            Trust III
                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Champion Income Fund           Fund
Oppenheimer   Commodity   Strategy   Total
Return Fund                                Oppenheimer Strategic Income Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                Panorama Series Fund, Inc.
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Present or former  officers,  directors,  trustees and employees (and their  immediate family  members)  of the  Trust,  the  Manager  and its  affiliates,  and  retirement  plans established  by them for their  employees  are  permitted to purchase  Class A shares of the
Trust and the other  Oppenheimer  funds at net asset value without  sales charge.  The sales charge on Class A shares is waived  for that  group  because of the  reduced  sales  efforts realized by the Distributor.

      Messrs. Ullyatt, Gillespie, Murphy, Petersen, Szilagyi Vandehey, Wixted and Zack, and
Mss. Bloomberg and Ives, who are officers of the Trust, respectively hold the same offices with one or more of the other Board II Funds. As of August 7, 2007 the Trustees and officers of the Trust, as a group, owned of record or beneficially less than 1% of the shares of the Trust. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Board II Funds. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager, Distributor or Sub-Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager, Distributor or the
Sub-Distributor of the Board II Funds.

      Biographical Information. The Trustees and officers, their positions with the Trust, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Trust and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson Way, Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal  Occupation(s)  During  Past 5   Dollar     Aggregate
                                                                           Dollar
                                                                          Range of
                                                                           Shares
                                                              Range of   Beneficially
Position(s) Held                                               Shares     Owned in
with the Trust,     Years; Other  Trusteeships/Directorships Beneficially    All
Length of Service,  Held;   Number  of  Portfolios  in  Fund  Owned in   Supervised
Age                 Complex Currently Overseen                the Trust     Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                             As of December 31, 2006
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William L.          President, Colorado Christian            None        Over
Armstrong,          University (since 2006); Chairman,                   $100,000
Chairman of the     Cherry Creek Mortgage Company (since
Board since 2003    1991), Chairman, Centennial State
and Trustee since   Mortgage Company (since 1994),
2000                Chairman,The El Paso Mortgage Company
Age: 70             (since 1993); Chairman, Ambassador
                    Media Corporation (since 1984);
                    Chairman, Broadway Ventures (since
                    1984); Director of Helmerich & Payne,
                    Inc. (oil and gas drilling/production
                    company) (since 1992), Campus Crusade
                    for Christ (non-profit) (since 1991);
                    Former Director, The Lynde and Harry
                    Bradley Foundation, Inc. (non-profit
                    organization) (2002-2006); former
                    Chairman of: Transland Financial
                    Services, Inc. (private mortgage
                    banking company) (1997-2003), Great
                    Frontier Insurance (1995-2000),
                    Frontier Real Estate, Inc. (residential
                    real estate brokerage) (1994-2000) and
                    Frontier Title (title insurance agency)
                    (1995-2000); former Director of the
                    following: UNUMProvident (insurance
                    company) (1991-2004), Storage
                    Technology Corporation (computer
                    equipment company) (1991-2003) and
                    International Family Entertainment
                    (television channel) (1992-1997); U.S.
                    Senator (January 1979-January 1991).
                    Oversees 37 portfolios in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
George C. Bowen,    Assistant Secretary and Director of the  None        Over
Trustee since 2000  Manager (December 1991-April 1999);                  $100,000
Age: 70             President, Treasurer and Director of
                    Centennial Capital Corporation (June
                    1989-April 1999); Chief Executive
                    Officer and Director of MultiSource
                    Services, Inc. (March 1996-April 1999);
                    Mr. Bowen held several positions with
                    OppenheimerFunds, Inc. and with
                    subsidiary or affiliated companies of
                    OppenheimerFunds, Inc. (September
                    1987-April 1999). Oversees 37
                    portfolios in the OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward L. Cameron,  Member of The Life Guard of Mount        None        Over
Trustee since 2000  Vernon (George Washington historical                 $100,000
Age: 68             site) (June 2000 - May 2006); Partner
                    at PricewaterhouseCoopers LLP
                    (accounting firm) (July 1974-June
                    1999); Chairman of Price Waterhouse LLP
                    Global Investment Management Industry
                    Services Group (financial services
                    firm) (July 1994-June 1998). Oversees
                    37 portfolios in the OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Jon S. Fossel,      Director of UNUMProvident (insurance     None        Over
Trustee since 2000  company) (since June 2002); Director of              $100,000
Age: 65             Northwestern Energy Corp. (public
                    utility corporation) (since November
                    2004); Director of P.R. Pharmaceuticals
                    (October 1999-October 2003); Director
                    of Rocky Mountain Elk Foundation
                    (non-profit organization) (February
                    1998-February 2003 and since February
                    2005); Chairman and Director (until
                    October 1996) and President and Chief
                    Executive Officer (until October 1995)
                    of OppenheimerFunds, Inc.; President,
                    Chief Executive Officer and Director of
                    the following: Oppenheimer Acquisition
                    Corp. ("OAC") (parent holding company
                    of OppenheimerFunds, Inc.),
                    Shareholders Services, Inc. and
                    Shareholder Financial Services, Inc.
                    (until October 1995). Oversees 37
                    portfolios in the OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Sam Freedman,       Director of Colorado Uplift (charitable  None        Over
Trustee since 1996  organization) (since September 1984).                $100,000
Age: 66             Mr. Freedman held several positions
                    with OppenheimerFunds, Inc. and with
                    subsidiary or affiliated companies of
                    OppenheimerFunds, Inc. (until October
                    1994). Oversees 37 portfolios in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Beverly L.          Trustee of Monterey Institute for        None        Over
Hamilton, Trustee   International Studies (educational                   $100,000
since 2002          organization) (since February 2000);
Age: 60             Board Member of Middlebury College
                    (educational organization) (since
                    December 2005); Director of The
                    California Endowment (philanthropic
                    organization) (since April 2002);
                    Director (February 2002-2005) and
                    Chairman of Trustees (since 2006) of
                    the Community Hospital of Monterey
                    Peninsula; Director (October 1991-2005)
                    and Vice Chairman (since 2006) of
                    American Funds' Emerging Markets Growth
                    Fund, Inc. (mutual fund); President of
                    ARCO Investment Management Company
                    (February 1991-April 2000); Member of
                    the investment committees of The
                    Rockefeller Foundation (since 2001) and
                    The University of Michigan (since
                    2000); Advisor at Credit Suisse First
                    Boston's Sprout venture capital unit
                    (venture capital fund) (1994-January
                    2005); Trustee of MassMutual
                    Institutional Funds (investment
                    company) (1996-June 2004); Trustee of
                    MML Series Investment Fund (investment
                    company) (April 1989-June 2004); Member
                    of the investment committee of Hartford
                    Hospital (2000-2003); and Advisor to
                    Unilever (Holland) pension fund
                    (2000-2003). Oversees 37 portfolios in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert J. Malone,   Director of Jones Knowledge, Inc.        None        Over
Trustee since 2002  (since 2006); Director of Jones                      $100,000
Age: 62             International University (educational
                    organization) (since August 2005);
                    Chairman, Chief Executive Officer and
                    Director of Steele Street State Bank
                    (commercial banking) (since August
                    2003); Director of Colorado UpLIFT
                    (charitable organization) (since 1986);
                    Trustee of the Gallagher Family
                    Foundation (non-profit organization)
                    (since 2000); Former Chairman of U.S.
                    Bank-Colorado (subsidiary of U.S.
                    Bancorp and formerly Colorado National
                    Bank) (July 1996-April 1999); Director
                    of Commercial Assets, Inc. (real estate
                    investment trust) (1993-2000); Director
                    of Jones Knowledge, Inc. (2001-July
                    2004); and Director of U.S.
                    Exploration, Inc. (oil and gas
                    exploration) (1997-February 2004).
                    Oversees 37 portfolios in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
F. William          Trustee of MassMutual Select Funds       None        Over
Marshall, Jr.,      (formerly MassMutual Institutional                   $100,000
Trustee since 2000  Funds) (investment company) (since
Age: 65             1996) and MML Series Investment Fund
                    (investment company) (since 1996);
                    Trustee of Worchester Polytech
                    Institute (since 1985); Chairman (since
                    1994) of the Investment Committee of
                    the Worcester Polytech Institute
                    (private university); President and
                    Treasurer of the SIS Funds (private
                    charitable fund) (since January 1999);
                    Chairman of SIS & Family Bank, F.S.B.
                    (formerly SIS Bank) (commercial bank)
                    (January 1999-July 1999); and Executive
                    Vice President of Peoples Heritage
                    Financial Group, Inc. (commercial bank)
                    (January 1999-July 1999). Oversees 39
                    portfolios in the OppenheimerFunds
                    complex.*
-------------------------------------------------------------------------------------
*  Includes two open-end investment companies: MassMutual Select Funds and MML Series
   Investment Fund. In accordance with the instructions for SEC Form N-1A, for purposes of this section only, MassMutual Select Funds and MML Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML
   Series Investment Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

      The address of Mr. Grabish in the chart below is 6803 S. Tucson Way, Centennial, CO
80112-3924. Mr. Grabish serves for an indefinite term, until his resignation, retirement, death or removal. Mr. Grabish is an "Interested Trustee" because of his affiliation with
A.G. Edwards & Sons, Inc., a broker/dealer that sells shares of the Trust.

                                     Interested Trustee

------------------------------------------------------------------------------------
Name,             Principal Occupation(s) During Past 5      Dollar      Aggregate
                                                                          Dollar
                                                                         Range of
                                                                        y Shares
Position(s) Held                                             Range of   Beneficially
with the Trust,                                              Shares      Owned in
Length of         Years; Other Trusteeships/Directorships    Beneficiall    All
Service,          Held; Number of Portfolios in Fund         Owned in   Supervised
Age               Complex Currently Overseen                 the Trust     Funds
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
                                                               As of December 31,
                                                                      2006
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Richard F.        Senior Vice President and Assistant         None   Over $100,000
Grabish, Trustee  Director of Sales and Marketing (since
since 2001        March 1997), Director (since March 1987)
Age: 58           and Manager of Private Client Services
                  (June 1985-June 2005) of A.G. Edwards &
                  Sons, Inc. (broker/dealer and investment
                  firm); Chairman and Chief Executive
                  Officer of A.G. Edwards Trust Company,
                  FSB (since March 2001); President and
                  Vice Chairman of A.G. Edwards Trust
                  Company, FSB (investment adviser) (April
                  1987-March 2001); President of A.G.
                  Edwards Trust Company, FSB (investment
                  adviser) (since June 2005). Oversees 5
                  portfolios in the OppenheimerFunds
                  complex.
------------------------------------------------------------------------------------

      Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager and
OppenheimerFunds, Inc. by virtue of his positions as an officer and director of the Manager and OppenheimerFunds, Inc., and as a shareholder of its parent company. The address of Mr.
Murphy in the chart below is Two World Financial Center, 225 Liberty Street 11th Floor, New
York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy was elected as a Trustee of the Trust with the understanding that in the event he ceases to be the Chief Executive
Officer of OppenheimerFunds, Inc., he will resign as a Trustee of the Trust and the other
Board II Funds (defined below) for which he is a director or trustee.

--------------------------------------------------------------------------------------
                           Interested Trustee and Officer
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                              Range of   Beneficially
Position(s) Held   Years;                                     Shares     Owned in
with Trust,        Other Trusteeships/Directorships Held;     BeneficiallAll
Length of Service, Number of Portfolios in Fund Complex       Owned in   Supervised
Age                Currently Overseen by Trustee              the Trust  Funds
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                                                              As of December 31, 2006
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
John V. Murphy,    Chairman, Chief Executive Officer and      None       Over
President          Director of OppenheimerFunds, Inc. (since             $100,000
Since 2001and      June 2001); President of
Trustee since 2003 OppenheimerFunds, Inc. (September
Age: 58            2000-March 2007); President and director
                   or trustee of other Oppenheimer funds;
                   President and Director of OAC and of
                   Oppenheimer Partnership Holdings, Inc.
                   (holding company subsidiary of
                   OppenheimerFunds, Inc.) (since July
                   2001); Director of OppenheimerFunds
                   Distributor, Inc. (subsidiary of
                   OppenheimerFunds, Inc.) (since November
                   2001); Chairman and Director of
                   Shareholder Services, Inc. and of
                   Shareholder Financial Services, Inc.
                   (transfer agent subsidiaries of
                   OppenheimerFunds, Inc.) (since July
                   2001); President and Director of
                   OppenheimerFunds Legacy Program
                   (charitable trust program established by
                   OppenheimerFunds, Inc.) (since July
                   2001); Director of the following
                   investment advisory subsidiaries of
                   OppenheimerFunds, Inc.: the Manager, OFI
                   Institutional Asset Management, Inc.,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc.
                   (since November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive
                   Vice President of Massachusetts Mutual
                   Life Insurance Company (OAC's parent
                   company) (since February 1997); Director
                   of DLB Acquisition Corporation (holding
                   company parent of Babson Capital
                   Management LLC) (since June 1995); Member
                   of the Investment Company Institute's
                   Board of Governors (since October 3,
                   2003); Chief Operating Officer of
                   OppenheimerFunds, Inc. (September
                   2000-June 2001); President and Trustee of
                   MML Series Investment Fund and MassMutual
                   Select Funds (open-end investment
                   companies) (November 1999-November 2001);
                   Director of C.M. Life Insurance Company
                   (September 1999-August 2000); President,
                   Chief Executive Officer and Director of
                   MML Bay State Life Insurance Company
                   (September 1999-August 2000); Director of
                   Emerald Isle Bancorp and Hibernia Savings
                   Bank (wholly-owned subsidiary of Emerald
                   Isle Bancorp) (June 1989-June 1998).
                   Oversees 102 portfolios in the
                   OppenheimerFunds complex.
--------------------------------------------------------------------------------------

      The address of the officers in the chart below is as follows: Messrs. Gillespie and
Zack and Ms. Bloomberg, Two World Financial Center, New York, NY 10281-1008, Messrs.
Ullyatt, Petersen, Szilagyi, Vandehey and Wixted and Ms. Ives, 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each officer serves for an annual term or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------
                                Officers of the Trust
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Name,                            Principal Occupation(s) During Past 5 Years
Position(s) Held with the Trust,
Length of Service,
Age
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Cameron T. Ullyatt,              Vice President (since August 2006) of the Fund and
Vice President and Portfolio     Vice President (since July 2006) of the Manager and
Manager since 2006               OppenheimerFunds, Inc.; a Chartered Financial
Age:  32                         Analyst; an officer of 3 portfolios in the
                                 OppenheimerFunds complex. Formerly an Assistant Vice
                                 President (since December 2000) and an analyst for
                                 the Manager and OppenheimerFunds, Inc. (since
                                 January 1999).
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Mark S. Vandehey,                Senior Vice President and Chief Compliance Officer
Vice President and Chief         of OppenheimerFunds, Inc. (since March 2004); Chief
Compliance Officer since 2004    Compliance Officer of the Manager, OppenheimerFunds
Age:  56                         Distributor, Inc., and Shareholder Services, Inc.
                                 (since March 2004); Vice President of the Manager,
                                 OppenheimerFunds Distributor, Inc., and Shareholder
                                 Services, Inc. (June 1983); Vice President and
                                 Director of Internal Audit of OppenheimerFunds, Inc.
                                 (1997-February 2004). An officer of 102 portfolios
                                 in the Oppenheimer funds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Brian W. Wixted,                 Senior Vice President and Treasurer of
Treasurer and Principal          OppenheimerFunds, Inc. (since March 1999); Treasurer
Financial & Accounting Officer   of the following: Shareholder Services, Inc.,
since April 1999                 HarbourView Asset Management Corporation,
Age: 47                          Shareholder Financial Services, Inc., Oppenheimer
                                 Real Asset Management Corporation, and Oppenheimer
                                 Partnership Holdings, Inc. (since March 1999), OFI
                                 Private Investments, Inc. (since March 2000),
                                 OppenheimerFunds International Ltd. and
                                 OppenheimerFunds plc (since May 2000), OFI
                                 Institutional Asset Management, Inc. (since November
                                 2000), and OppenheimerFunds Legacy Program (since
                                 June 2003); Treasurer and Chief Financial Officer of
                                 OFI Trust Company (trust company subsidiary of
                                 OppenheimerFunds, Inc.) (since May 2000); Assistant
                                 Treasurer of OAC (since March 1999); and Assistant
                                 Treasurer of the Manager and Distributor (March
                                 1999-October 2003) and OppenheimerFunds Legacy
                                 Program (April 2000-June 2003); Principal and Chief
                                 Operating Officer of Bankers Trust Company-Mutual
                                 Fund Services Division (March 1995-March 1999). An
                                 officer of 102 portfolios in the OppenheimerFunds
                                 complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Brian Petersen,                  Vice President of OppenheimerFunds, Inc. (since
Assistant Treasurer since 2004   February 2007); Assistant Vice President (August
Age: 36                          2002-February 2007); Manager/Financial Product
                                 Accounting of OppenheimerFunds, Inc. (November
                                 1998-July 2002). An officer of 102 portfolios in the
                                 OppenheimerFunds complex..
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Brian C. Szilagyi,               Assistant Vice President of OppenheimerFunds, Inc.
Assistant Treasurer since 2005   (since July 2004); Director of Financial Reporting
Age: 37                          and Compliance of First Data Corporation (April
                                 2003-July 2004); Manager of Compliance of Berger
                                 Financial Group LLC (May 2001-March 2003); Director
                                 of Mutual Fund Operations at American Data Services,
                                 Inc. (September 2000-May 2001). An officer of 102
                                 portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Robert G. Zack,                  Executive Vice President (since January 2004) and
Vice President & Secretary       General Counsel (since March 2002) of
since 2001                       OppenheimerFunds, Inc.; General Counsel of the
Age: 59                          Manager and Distributor (since December 2001);
                                 General Counsel and Director of OppenheimerFunds
                                 Distributor, Inc. (since December 2001); Senior Vice
                                 President, General Counsel and Director of the
                                 Transfer Agent, Shareholder Financial Services,
                                 Inc., OFI Private Investments, Inc. and OFI Trust
                                 Company (since November 2001); Senior Vice President
                                 and General Counsel of HarbourView Asset Management
                                 Corporation (since December 2001); Secretary and
                                 General Counsel of OAC (since November 2001);
                                 Assistant Secretary (since September 1997) and
                                 Director (since November 2001) of OppenheimerFunds
                                 International Ltd. and OppenheimerFunds plc; Vice
                                 President and Director of Oppenheimer Partnership
                                 Holdings, Inc. (since December 2002); Director of
                                 Oppenheimer Real Asset Management, Inc. (since
                                 November 2001); Vice President of OppenheimerFunds
                                 Legacy Program (since June 2003); Senior Vice
                                 President and General Counsel of OFI Institutional
                                 Asset Management, Inc. (since November 2001);
                                 Director of OppenheimerFunds (Asia) Limited (since
                                 December 2003); Senior Vice President (May
                                 1985-December 2003), Acting General Counsel
                                 (November 2001-February 2002) and Associate General
                                 Counsel (May 1981-October 2001) of OppenheimerFunds,
                                 Inc.; Assistant Secretary of the following: the
                                 Transfer Agent (May 1985-November 2001), Shareholder
                                 Financial Services, Inc. (November 1989-November
                                 2001), and OppenheimerFunds International Ltd.
                                 (September 1997-November 2001). An officer of 102
                                 portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Lisa I. Bloomberg,               Vice President and Associate Counsel of
Assistant Secretary since 2004   OppenheimerFunds, Inc. (since May 2004); First Vice
Age:  39                         President (April 2001-April 2004), Associate General
                                 Counsel (December 2000-April 2004), Corporate Vice
                                 President (May 1999-April 2001) and Assistant
                                 General Counsel (May 1999-December 2000) of UBS
                                 Financial Services Inc. (formerly, PaineWebber
                                 Incorporated). An officer of 102 portfolios in the
                                 OppenheimerFunds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Kathleen T. Ives,                Vice President (since June 1998) and Senior Counsel
Assistant Secretary              and Assistant Secretary (since October 2003) of
since 2001                       OppenheimerFunds, Inc.; Vice President (since 1999)
Age: 41                          and Assistant Secretary (since October 2003) of the
                                 Distributor; Assistant Secretary of the Manager
                                 (since October 2003); Vice President and Assistant
                                 Secretary of Shareholder Services, Inc. (since
                                 1999); Assistant Secretary of OppenheimerFunds
                                 Legacy Program and Shareholder Financial Services,
                                 Inc. (since December 2001); Assistant Counsel of the
                                 Manager (August 1994-October 2003). An officer of
                                 102 portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Phillip S. Gillespie,            Senior Vice President and Deputy General Counsel of
Assistant Secretary since 2004   OppenheimerFunds, Inc. (since September 2004); First
Age:  43                         Vice President (2000-September 2004), Director
                                 (2000-September 2004) and Vice President (1998-2000)
                                 of Merrill Lynch Investment Management. An officer
                                 of 102 portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------------

|X|   Remuneration of the Officers and Trustees. The officers and Mr. Murphy, who are affiliated with the Manager, receive no salary or fee from the Trust. The Independent
Trustees and Mr. Grabish received the compensation shown below from the Trust for serving as a Trustee and member of a committee (if applicable), with respect to the Trust's fiscal year ended June 30, 2007. The total compensation, including accrued retirement benefits, from the Trust and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the Boards of the Trust and other funds in the
OppenheimerFunds complex during the calendar year ended December 31, 2006.

-------------------------------------------------------------------------------
  Trustee    Name    and    Other Aggregate Compensation Total Compensation
                                                         From Trust and Fund
                                   from Trust(1) Fiscal  Complex(2) Year
  Position(s) (as applicable)      Year Ended June 30,   ended December 31,
                                           2007          2006
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  William L. Armstrong
  Chairman   of  the   Board   of
  Trustees     and     Governance           $900                $214,504
  Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  George Bowen                              $625                $143,000
  Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Edward L. Cameron                         $750                $171,600
  Audit Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Jon S. Fossel                             $641                $154,174
  Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Sam Freedman                              $660                $143,000
  Review Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Richard F. Grabish((3))                   $625                 $13,167
  Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Beverly Hamilton
  Review Committee Member and            $625((4))              $143,000
  Governance Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Robert J. Malone
  Governance Committee Chairman             $719                $164,452
  and Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  F. William Marshall, Jr.
  Audit Committee Member and                $625              $205,500((5))
  Governance Committee Member
-------------------------------------------------------------------------------

1.    "Aggregate  Compensation From the Trust" includes fees and deferred  compensation,  if any.
2.    In accordance with SEC regulations,  for purposes of this section only, "Fund Complex"
   includes the  Oppenheimer  funds,  the MassMutual  Institutional  Funds,  the Mass Mutual
   Select Funds and the MML Series Investment Fund, the investment  adviser for which is the indirect parent company of OppenheimerFunds,  Inc. OppenheimerFunds,  Inc. also serves as
   the  Sub-Advisor  to  the  following:   MassMutual  Premier  International  Equity  Fund,
   MassMutual   Premier  Main  Street  Fund,   MassMutual  Premier  Strategic  Income  Fund,
   MassMutual  Premier  Capital  Appreciation  Fund,  and  MassMutual  Premier  Global Fund.
   OppenheiemerFunds,  Inc. does not consider  MassMutual  Institutional  Funds,  MassMutual
   Select Funds and MML Series  Investment  Fund to be part of the  OppenheimerFunds'  "Fund
   Complex" as that term may be otherwise interpreted.
3.    Mr. Grabish serves as Trustee for only the following funds:  Centennial California Tax
   Exempt Trust,  Centennial Government Trust, Centennial Money Market Trust, Centennial New
   York Tax Exempt Trust and Centennial Tax Exempt Trust.
4.    Includes  $625  deferred  by Ms.  Hamilton  under  the  "Compensation  Deferral  Plan"
   described below.
5.    Includes  $51,000  compensation  paid to Mr.  Marshall  for  serving as a Trustee  for
   MassMutual Select Funds and MML Series Investment Fund.

|X|   Compensation Deferral Plan for Trustees.  The Board of Trustees has adopted a
Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust.
Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustees. The amount paid to the Trustees under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Trust's assets, liabilities or net income per share. The plan will not obligate the Trust to retain the services of any Trustees or to pay any particular level of compensation to any
Trustees. Pursuant to an Order
issued by the SEC, the Trust may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the
Trustees' deferred compensation account.

      |X|               Major Shareholders.  As of August 7, 2007, the only person who owned of record or was known by the Trust to own beneficially 5% or more of the Trust's outstanding shares was A.G. Edwards & Sons, Inc. ("Edwards") for the sole Benefit of its
Customers, Attn. Money Fund Dept., 1 North Jefferson Avenue, St. Louis, Missouri 63103,
which owned 62,404,148.870 shares of the Trust which was 95.82% of the outstanding shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares.

The Manager.  The Manager, Centennial Asset Management Corporation, is wholly-owned by
OppenheimerFunds, Inc., which is a wholly-owned subsidiary of Oppenheimer Acquisition
Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company a global, diversified insurance and financial services organization.

      The portfolio manager of the Trust is principally responsible for the day-to-day management of the Trust's investment portfolio.  Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities.  They provide the
Trust's portfolio manager with research and support in managing the Trust's investments.

|X|   Code of Ethics.  The Manager and the Distributor have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that have access to information that could permit them to would compete with or take advantage of the Trust's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Trust and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Trust, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.  The Trust does not have a Code of Ethics since it is a money market fund.

    The Code of Ethics is an exhibit to the Trust's registration statement filed with the
SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.551.8090. The Code of Ethics can also be viewed as part of the
Trust's registration statement on the SEC's EDGAR database at the SEC's Internet website at
www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.

      |X|               The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust.  The Manager selects securities for the Trust's portfolio and handles its day-to-day business.  The agreement requires the Manager, at its expense, to provide the Trust with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Trust.  Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

      The Trust pays expenses not expressly assumed by the Manager under the investment advisory agreement.  The investment advisory agreement lists examples of expenses paid by the Trust.  The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus. The management fees paid by the Trust to the Manager during its last three fiscal years were:

---------------------------------------------------------------------------------
  Fiscal Year    Management Fee Paid to Centennial Asset Management Corporation
   ended 6/30
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2005                                  $289,837
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2006                                  $298,993
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2007                                  $316,297
---------------------------------------------------------------------------------

      The Manager has undertaken that the total expenses of the Trust, in any fiscal year of the Trust, exclusive of taxes, interest, brokerage commissions (if any) and non-recurring expenses, including litigation, shall not exceed 0.80% of the average annual net assets of the Trust.  Additionally, effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the
Trust may seek to maintain a positive yield.  The payment of the management fee at the end of any month will be reduced so that there will not be any accrued but unpaid liability under those expense limitations.  Any assumption of the Trust's expenses under either arrangement lowers the Trust's overall expense ratio and increases its yield and total return during the time such expenses are assumed.  The Manager reserves the right to terminate or amend either undertaking at any time. For the fiscal years ended June 30,
2005, 2006 and 2007, the management fees payable by the Trust would have been $289,837,
$270,869 and $280,704 with the Manager's voluntary expense assumption.  Those amounts reflect the effect of the expense assumptions of $0, $28,124 and $35,593 for the fiscal years ended June 30, 2005, 2006 and 2007 respectively

    The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

Portfolio Manager.  The Trust's portfolio is managed by Cameron T. Ullyatt (referred to as
"Portfolio Manager"). He is the person who is responsible for the day-to-day management of the Trust's investments.

       Other Accounts Managed.  In addition to managing the Trust's investment portfolio, Mr. Ullyatt also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by Mr. Ullyatt as of June 30, 2007. No account has a performance-based advisory fee:

   -------------------------------------------------------------------------------
   Portfolio Manager RegisteredTotal      Other        Total    Other   Total
                                                     Assets in
                               Assets in               Other
                               Registered Pooled      Pooled             Assets
                     InvestmentInvestment InvestmentInvestment          in Other
                     Companies Companies  Vehicles   Vehicles   AccountsAccounts
                      Managed  Managed(1)  Managed  Managed(1)  Managed Managed(2)
   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------
    Cameron Ullyatt      2       1,880      None      None       None    None
   -------------------------------------------------------------------------------
      1.  In millions.
      2.  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

      As indicated above, the Portfolio Manager also manages other funds and accounts.
Potentially, at times, those responsibilities could conflict with the interests of the
Trust.  That may occur whether the investment objectives and strategies of the other fund and accounts are the same as, or different from, the Trust's investment objectives and strategies.  For example, the Portfolio Manager may need to allocate investment opportunities between the Trust and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Trust.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Trust, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of Ethics recognize the
Manager's fiduciary obligations to treat all of its clients, including the Trust, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of
Ethics may not always be adequate to do so.  At different times, the Trust's Portfolio
Manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the Trust, or may manage funds or accounts with investment objectives and strategies that are different from those of the Trust.

     Compensation of the Portfolio Manager.  The Trust's Portfolio Manager is employed and compensated by the Manager, not the Trust. Under the Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers and analysts' interests with the success of the funds and accounts and their shareholders. The
Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of June 30, 2007 the Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the
Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark with respect to the Trust is Lipper - New York Money
Market Funds. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Trust's portfolio assets, although the Trust's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Trust and other funds and accounts managed by the Portfolio Manager. The compensation structure of the other funds and accounts managed by the Portfolio Manager is the same as the compensation structure of the Trust, described above.

             Ownership of the Trust's Shares.  As of June 30, 2007 the Portfolio
      Manager did not beneficially own any shares of the Trust.

      |X|               The Distributor. Under its General Distributor's agreement with the
Trust, Centennial Asset Management Corporation acts as the Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares.  The Distributor is not obligated to sell a specific number of shares.  The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.  For other distribution expenses paid by the Trust, see the section entitled "Service Plan" below. The Trust's
Sub-Distributor is OppenheimerFunds Distributor, Inc.

Portfolio Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of Trustees.  Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Trust seeks to obtain prompt execution of orders at the most favorable net price.  If broker/dealers are used for portfolio transactions, transactions may be directed to broker/dealers for their execution and research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts.  Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.  It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, analytical software and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase.  No portfolio transactions will be handled by any securities dealer affiliated with the
Manager.

      The Trust may experience high portfolio turnover that may increase the Trust's transaction costs.  However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Service Plan

The Trust has adopted a Service Plan for the shares.  The plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plan, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Trust, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Trust's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Trust's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless the plan is terminated as described below, the plan continues in effect from year to year but only if the Trust's Board of Trustees and its Independent Trustees
specifically vote annually to approve its continuance.  Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  The plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Trust.

      The Board of Trustees and the Independent Trustees must approve all material amendments to the plan.  An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders.  The approval must be by a "majority"
(as defined in the Investment Company Act) of the shares.

      While the plan is in effect, the Treasurer of the Trust shall provide separate written reports on the plan to the Board of Trustees at least quarterly for its review.
The reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the
Independent Trustees.

      The plan states that while it is in effect, the selection and nomination of those
Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan, no payment will be made to any recipient in any period in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plan.

      |X|   Service Plan Fees.  Under the service plan, the Distributor currently uses the fees it receives from the Trust to pay brokers, dealers and other financial institutions
(referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares.  The services include, among others, answering customer inquiries about the Trust, assisting in establishing and maintaining accounts in the Trust, making the Trust's investment plans available and providing other services at the request of the Trust or the Distributor. The service plan permits reimbursements to the
Distributor at a rate of up to 0.20% of average annual net assets of the shares.  The
Distributor makes payments to plan recipients periodically depending on asset size at an annual rate not to exceed 0.20% of the average annual net assets consisting of shares held in the accounts of the recipients or their customers.

      For the fiscal year ended June 30, 2007 payments under the plan totaled $125,640. The
Distributor retained $0 and the remaining balance was paid out by the Distributor to recipients, which included $808 paid to an affiliate of the Distributor's parent company.
Any unreimbursed expenses the Distributor incurs with respect to the shares in any fiscal quarter cannot be recovered in subsequent quarters.  The Distributor may not use payments received under the plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

    For the fiscal year ended June 30, 2007, the Manager paid, in the aggregate, $176,254 in fees out of its own resources for distribution assistance to A.G. Edwards & Sons, Inc.
Those distribution assistance payments were paid based on annual rates applied to the average net asset value during the calendar quarter of qualified assets of the Centennial funds.

Payments to Trust Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Trust in the form of 12b-1 plan payments as described in the preceding section of this SAI. Additionally, the Manager, the Distributor and/or the Sub-Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Trust and other Oppenheimer or Centennial funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Trust, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager,
Distributor or Sub-Distributor. The payments to intermediaries vary by the types of product sold, the features of the Trust and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Trust, or by an investor buying or selling shares of the Trust may include:

o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Trust's service plan adopted under Rule 12b-1 under the
         Investment Company Act, which are paid from the Trust's assets (see " Service
         Plan" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Trust as reimbursement to the Manager, Distributor or
         Sub-Distributor for expenses they incur on behalf of the Trust.
o     Payments made by the Manager, Distributor or Sub-Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Trust. These payments are made at the discretion of the
      Manager, the Distributor and/or the Sub-Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Trust listed above.
o     These types of payments may reflect compensation for marketing support, support provided in offering the Trust or other Oppenheimer or Centennial funds through certain trading platforms and programs, transaction processing or other services;
o     The Manager, Distributor and Sub-Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as the FINRA. Payments are made based on the guidelines established by the
         Manager, Distributor and Sub-Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Trust or other Oppenheimer or Centennial funds, or to support the marketing or promotional efforts of the Distributor or Sub-Distributor offering shares of the Trust or other Oppenheimer or Centennial funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the
Trust. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Trust's prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Trust, the Manager, the Distributor or the Sub-Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Trust shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the
Trust or other Oppenheimer or Centennial funds, a financial intermediary's sales of shares of the Trust or such other Oppenheimer or Centennial funds is not a consideration for the
Manager when choosing brokers or dealers to effect portfolio transactions for the Trust or such funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the Trust or other
          Oppenheimer or Centennial funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer and Centennial funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the
          Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager, Distributor or Sub-Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer and Centennial funds and shareholder financial planning needs.

      For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer and Centennial funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager, Distributor or Distributor for marketing or program support:

===============================================================================
1st Global Capital Co.                   Advantage Capital Corporation / FSC
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Aegon                                   Aetna Life Ins & Annuity Co.
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-------------------------------------------------------------------------------
 AG Edwards                              AIG Financial Advisors
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-------------------------------------------------------------------------------
 AIG Life                                Allianz Life Insurance Company
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-------------------------------------------------------------------------------
 Allstate Life                           American Enterprise Life Insurance
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 American General Annuity                American Portfolios
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Ameriprise                              Ameritas
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-------------------------------------------------------------------------------
 Annuity Investors Life                  Associated Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 AXA Advisors                            AXA Equitable Life Insurance
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Banc One Securities Corporation         BNY Investment Center
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Cadaret Grant & Co, Inc.                Chase Investment Services
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Citicorp Investment Services, Inc.      Citigroup Global Markets Inc (SSB)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 CitiStreet                              Citizen's Bank of Rhode Island
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Columbus Life                           Commonwealth Financial Network
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Edward D Jones & Co.                    Federal Kemper
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-------------------------------------------------------------------------------
 Financial Network (ING)                 GE Financial Assurance
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 GE Life & Annuity                       Genworth Financial
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-------------------------------------------------------------------------------
 GlenBrook Life and Annuity Co.          Great West Life
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-------------------------------------------------------------------------------
 Hartford Life Insurance Co.             HD Vest Investment Services
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Hewitt Associates                       IFMG Securities, Inc.
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-------------------------------------------------------------------------------
 ING Financial Advisers                  ING Financial Partners
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-------------------------------------------------------------------------------
 Jefferson Pilot Securities Co.          Kemper Investors Life Insurance Co.
-------------------------------------------------------------------------------
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 Legend Equities Co.                     Legg Mason Wood Walker
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-------------------------------------------------------------------------------
 Lincoln Benefit National Life           Lincoln Financial
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Lincoln Investment Planning, Inc.       Linsco Private Ledger Financial
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Mass Mutual                             McDonald Investments, Inc.
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 Merrill Lynch                           Minnesota Life
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 Mony Life                               Morgan Stanley Dean Witter
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 Multifinancial (ING)                    Mutual Service Co.
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 National Planning Co.                   Nationwide
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-------------------------------------------------------------------------------
 NFP                                     Park Avenue Securities LLC
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 PFS Investments, Inc.                   Phoenix Life Insurance Co.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Plan Member Securities                  Prime Capital Services, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Primevest Financial Services, Inc.      Protective Life Insurance Co.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Provident Mutual Life & Annuity         Prudential
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Raymond James & Associates, Inc.        RBC Daine Rauscher
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Royal Alliance                          Securities America, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Security Benefit                        Security First-Metlife
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Signator Investments                    Sun Life Insurance Co.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Sun Trust Securities, Inc.              Thrivent Financial
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Travelers Life & Annuity Co.            UBS Financial Services, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Union Central                           United Planners
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-------------------------------------------------------------------------------
 Wachovia                                Walnut Street Securities (Met Life)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Waterstone Financial Group              Wells Fargo
===============================================================================

      For the year ended December 31, 2006, the following firms, which in some cases are broker-dealers, received payments from the Manager, Distributor or Sub-Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

===============================================================================
1st Global Capital Co.                  A G Edwards
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ACS HR Solutions                        ADP
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-------------------------------------------------------------------------------
AETNA Life Ins & Annuity Co.            Alliance Benefit Group
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
American Enterprise Investments         American Express Retirement Service
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
American Funds (Fascorp)                American United Life Insurance Co.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ameriprise                              Ameritrade, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
AMG Administrative Management Group     AST (American Stock & Transfer)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
AXA Advisors                            Baden Retirement
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
BCG - New                               BCG (Programs for Benefit Plans)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Bear Stearns Securities Co.             Benefit Administration, Inc.(WA)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Benefit Administration, Inc.(WIS)       Benefit Plans Administration
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Benetech, Inc.                          Bisys
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-------------------------------------------------------------------------------
Boston Financial Data Services          Ceridian
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Charles Schwab & Co, Inc.               Citigroup Global Markets Inc (SSB)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
CitiStreet                              City National Investments
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Clark Consulting                        CPI
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DA Davidson & Co.                       Daily Access. Com, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Davenport & Co, LLC                     David Lerner Associates
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Digital Retirement Solutions            DR, Inc.
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-------------------------------------------------------------------------------
Dyatech                                 E*Trade Clearing LLC
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-------------------------------------------------------------------------------
Edgewood                                Edward D Jones & Co.
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-------------------------------------------------------------------------------
Equitable Life / AXA                    ERISA Administrative Svcs, Inc
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ExpertPlan.com                          FAS Co. (FASCore/RK Pro)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FBD Consulting                          Ferris Baker Watts, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Fidelity                                First Clearing LLC
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
First Southwest Co.                     First Trust - Datalynx
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
First Trust Corp                        Franklin Templeton
-------------------------------------------------------------------------------
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Geller Group                            Great West Life
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-------------------------------------------------------------------------------
H&R Block Financial Advisors, Inc.      Hartford Life Insurance Co.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
HD Vest Investment Services             Hewitt Associates
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
HSBC Brokerage USA, Inc.                ICMA - RC Services
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Independent Plan Coordinators           Ingham Group
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Interactive Retirement Systems          Invesmart
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-------------------------------------------------------------------------------
Janney Montgomery Scott, Inc.           JJB Hillard W L Lyons, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
John Hancock                            JP Morgan
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-------------------------------------------------------------------------------
July Business Services                  Kaufman & Goble
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Legend Equities Co.                     Legg Mason Wood Walker
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lehman Brothers, Inc.                   Liberty-Columbia 529 Program
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lincoln Investment Planning, Inc.       Lincoln National Life Insurance Co.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Linsco Private Ledger Financial         MassMutual
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-------------------------------------------------------------------------------
Matrix Settlement & Clearance Services  McDonald Investments, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Mercer HR Services                      Merrill Lynch
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-------------------------------------------------------------------------------
Mesirow Financial, Inc.                 MetLife
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MFS Investment Management               Mid Atlantic Capital Co.
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Milliman USA                            Morgan Keegan & Co, Inc.
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Morgan Stanley Dean Witter              Nathan & Lewis Securities, Inc.
-------------------------------------------------------------------------------
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National City Bank                      National Deferred Comp
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National Financial                      National Investor Services Co.
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-------------------------------------------------------------------------------
Nationwide                              Newport Retirement Services
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-------------------------------------------------------------------------------
Northwest Plan Services                 NY Life Benefits
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-------------------------------------------------------------------------------
Oppenheimer & Co, Inc.                  Peoples Securities, Inc.
-------------------------------------------------------------------------------
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Pershing                                PFPC
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-------------------------------------------------------------------------------
Piper Jaffray & Co.                     Plan Administrators
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-------------------------------------------------------------------------------
Plan Member Securities                  Primevest Financial Services, Inc.
-------------------------------------------------------------------------------
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Principal Life Insurance                Prudential
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-------------------------------------------------------------------------------
PSMI Group                              Quads Trust Company
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-------------------------------------------------------------------------------
Raymond James & Associates, Inc.        Reliastar
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Robert W Baird & Co.                    RSM McGladrey
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Scott & Stringfellow, Inc.              Scottrade, Inc.
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-------------------------------------------------------------------------------
Southwest Securities, Inc.              Standard Insurance Co
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Stanley, Hunt, Dupree & Rhine           Stanton Group, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Sterne Agee & Leach, Inc.               Stifel Nicolaus & Co, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Sun Trust Securities, Inc.              Symetra
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
T Rowe Price                            The 401k Company
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-------------------------------------------------------------------------------
The Princeton Retirement Group Inc.     The Retirement Plan Company, LLC
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TruSource                               TruSource Union Bank of CA
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
UBS Financial Services, Inc.            Unified Fund Services (UFS)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
US Clearing Co.                         USAA Investment Management Co.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
USI Consulting Group                    Valic
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Vanguard Group                          Wachovia
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Web401K.com                             Wedbush Morgan Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Wells Fargo                             Wilmington Trust
===============================================================================

Performance of the Trust

Explanation of Performance Terminology.  The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield," "tax-equivalent yield" and "average annual total return."  An explanation of how yields and total returns are calculated is set forth below.  The charts below show the Trust's performance as of the
Trust's most recent fiscal year end.  You can obtain current performance information by calling the Trust's Transfer Agent at 1.800.525.9310.

      The Trust's illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules describe the types of performance data that may be used and how it is to be calculated.  If the Trust shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the
Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Trust's performance information as a basis for comparisons with other investments:

o     Yields and total returns measure the performance of a hypothetical account in the
      Trust over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o     An investment in the Trust is not insured by the FDIC or any other government agency.
o     The Trust's yield is not fixed or guaranteed and will fluctuate.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

|X|     Yields.  The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period.  The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared.  Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of 1%.

      The compounded effective yield for a seven-day period is calculated by
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent.  The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      The Trust's "tax equivalent yield" adjusts the Trust's current yield, as calculated above, by a stated federal tax rate.  The tax equivalent yield is computed by dividing the tax-exempt portion of the Trust's current yield by 1 minus a stated income tax rate and adding the result to the portion (if any) of the Trust's current yield that is not tax-exempt.  The tax equivalent yield may be compounded as described above to provide a compounded effective tax equivalent yield.

The tax-equivalent yield may be used to compare the tax effects of income derived from the
Trust with income from taxable investments at the tax rates stated. Your tax bracket is determined by your federal and state taxable income (the net amount subject to federal and state income tax after deductions and exemptions).  The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.  For taxpayers with income above certain levels, otherwise allowable itemized deductions are limited.

|X|   Total Return Information.  There are different types of "total returns" to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Trust uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

o     Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of
$1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

ERV    l/n - 1 = Average Annual Total
               Return
  P

o     Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

-------------------------------------------------------------------------------
                           Tax-Equivalent Yield
           Compounded   (39.45% Combined State and     Average Annual Total
  Yield     Effective     Federal Tax Brackets)              Returns
(7 days       Yield                                        (at 6/30/07)
ended        (7 days
 6/30/07)     ended
            6/30/07)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                            Yield       Compounded
                           (7 days      Effective
                            ended         Yield      1-Year  5 Years 10 Years
                          6/30/07)       (7 days
                                          ended
                                         6/30/07)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  3.10%       3.15%         5.33%         5.41%      2.93%    1.39%    1.92%
-------------------------------------------------------------------------------

      |X|         Other Performance Comparisons.  Yield information may be useful to investors in reviewing the Trust's performance.  The Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate
Monitor National Index (provided by Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as
The New York Times, which may include performance quotations from other sources.

From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Trust and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United
            States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Trust.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that the New York Stock Exchange ("the NYSE") is open, at 12:00
Noon and at 4:00 P.M, on each day that the NYSE is open, by dividing the value of the
Trust's net assets by the total number of shares outstanding. All references to time in this SAI mean "Eastern time."  The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day
and Christmas Day. It may also close on other days.

      The Trust's Board of Trustees has adopted the amortized cost method to value the
Trust's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.  This method does not take into consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Trust would receive if it sold the security.

      The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share.  Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees receives information on the extent of any deviation between the
Trust's net asset value based upon available market quotations and amortized cost. If the
Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United Missouri Bank ("the Bank") for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.  This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust.  Checks may not be presented for payment at the offices of the Bank or the
Trust's custodian.  This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Trust will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Trust, its Transfer Agent and any bank through which the Trust's drafts (checks) are payable to pay all checks drawn on the Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
      (4)               specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6)   acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of Checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemption proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business.  No  distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Shares may be "redeemed in kind" under  unusual  circumstances  (such as a lack of liquidity in the Fund's portfolio to meet redemptions).  This means that the redemption  proceeds will be paid with liquid  securities from the Fund's  portfolio.  If the Fund redeems your shares in kind, you may bear  transaction  costs and will bear market risks until such time as such securities are converted into cash.

How to Exchange Shares

As stated in the Prospectus, direct shareholders can exchange shares of the Trust for Class
A shares of any of the following eligible funds:

Oppenheimer Absolute Return Fund           Oppenheimer MidCap Fund
Oppenheimer AMT-Free Municipals            Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals   Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                  Oppenheimer Portfolio Series:
Oppenheimer Baring China Fund              Conservative Investor Fund
Oppenheimer Baring Japan Fund              Moderate Investor Fund
Oppenheimer Core Bond Fund                 Equity Investor Fund
Oppenheimer California Municipal Fund      Active AllocationFund
                                           Oppenheimer Principal Protected Main
Oppenheimer Capital Appreciation Fund      Street Fund
                                           Oppenheimer Principal Protected Main
Oppenheimer Capital Income Fund            Street Fund II
                                           Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund           Street Fund III
Oppenheimer Commodity Strategy Total
Return Fund                                Oppenheimer Quest Balanced Fund
                                           Oppenheimer Quest Capital Value Fund,
Oppenheimer Convertible Securities Fund    Inc.
                                           Oppenheimer Quest International Value
Oppenheimer Developing Markets Fund        Fund, Inc.
                                           Oppenheimer Quest Opportunity Value
Oppenheimer Discovery Fund                 Fund
Oppenheimer Dividend Growth Fund           Oppenheimer Quest Value Fund, Inc.
Oppenheimer Emerging Growth Fund           Oppenheimer Real Estate Fund
                                           Oppenheimer Rochester Arizona
Oppenheimer Emerging Technologies Fund     Municipal Fund
                                           Oppenheimer Rochester Maryland
Oppenheimer Enterprise Fund                Municipal Fund
                                           Oppenheimer Rochester Massachusetts
Oppenheimer Equity Fund, Inc.              Municipal Fund
                                           Oppenheimer Rochester Michigan
Oppenheimer Global Fund                    Municipal Fund
                                           Oppenheimer Rochester Minnesota
Oppenheimer Global Opportunities Fund      Municipal Fund
                                           Oppenheimer Rochester National
Oppenheimer Gold & Special Minerals Fund   Municipals
                                           Oppenheimer Rochester North Carolina
Oppenheimer Growth Fund                    Municipal Fund
                                           Oppenheimer Rochester Ohio Municipal
Oppenheimer International Bond Fund        Fund
                                           Oppenheimer Rochester Virginia
Oppenheimer International Diversified Fund Municipal Fund
Oppenheimer International Growth Fund      Oppenheimer Select Value Fund
Oppenheimer International Small Company
Fund                                       Oppenheimer Senior Floating Rate Fund
                                           Oppenheimer Small- & Mid- Cap Value
Oppenheimer International Value Fund       Fund
Oppenheimer Limited Term California
Municipal Fund                             Oppenheimer Strategic Income Fund
Oppenheimer Limited-Term Government Fund   Oppenheimer U.S. Government Trust
Oppenheimer Limited Term Municipal Fund    Oppenheimer Value Fund
Oppenheimer Main Street Fund               Limited-Term New York Municipal Fund
Oppenheimer Main Street Opportunity Fund   Rochester Fund Municipals
Oppenheimer Main Street Small Cap Fund

LifeCycle Funds
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund

And the following money market funds:
Oppenheimer Cash Reserves                  Centennial Government Trust
Oppenheimer Institutional Money Market
Fund                                       Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.        Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust     Centennial Tax Exempt Trust

      Shares of the Trust purchased without a sales charge may be exchanged for shares of an eligible fund offered with a sales charge upon payment of the sales charge.  Shares of the Trust acquired by reinvestment of dividends or distributions from the Trust or any of the other eligible funds (other than Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the eligible funds.

|X|   Limits on Multiple Exchange Orders.  The Trust reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

|X|   Telephone Exchange Requests.  When exchanging shares by telephone, a direct shareholder must have an existing account in the fund to which the exchange is to be made.
Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|   Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the
"Redemption Date").  Normally, shares of the fund to be acquired are purchased on the
Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.  The Trust reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Trust, the Trust may refuse the request.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this SAI or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different eligible funds available for exchange have different investment objectives, policies and risks.  A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Trust, the
Distributor, the Sub-Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

      The Trust may amend, suspend or terminate the exchange privilege at any time.
Although the Trust may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.
That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's Dividends, Distributions and Redemptions of Shares. The federal tax treatment of the Trust's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Trust and its shareholders.

      The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the
Internal Revenue Code described below. Potential purchasers of shares of the Trust are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Trust.

|X|   Qualification as a Regulated  Investment Company. The Trust has elected to be taxed as a regulated  investment  company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated  investment company,  the Trust is not subject to federal income tax on the portion of its net  investment  income (that is,  taxable  interest,  dividends,  and other taxable  ordinary  income,  net of expenses) and capital gain net income (that is, the excess  of net  long-term  capital  gains  over  net  short-term  capital  losses)  that  it distributes to shareholders.

      If the Trust qualifies as a "regulated investment company" under the Internal Revenue
Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Trust to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Trust qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Trust qualifies. The Trust might not meet those tests in a particular year. If it does not qualify, the Trust will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Trust's dividends would be taxable to shareholders.

      To qualify as a regulated investment company, the Trust must distribute at least 90%
of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Trust must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by the Trust made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Trust must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Trust must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Trust's taxable year, at least 50% of the value of the Trust's assets must consist of cash and cash items (including receivables),
U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Trust must not have invested more than 5% of the value of the Trust's total assets in securities of each such issuer and the Trust must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Trust controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities. Fund investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund's being subject to state, local or Foreign income Franchise or withholding liabilities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, by
December 31 each year, the Trust must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Trust must pay an excise tax on the amounts not distributed. It is presently anticipated that the Trust will meet those requirements. To meet this requirement, in certain circumstances the Trust might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the
Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Trust not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Trust intends to qualify under the Internal
Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Trust's total assets consists of obligations as defined in Section 103(a) of the Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Trust on municipal securities will be excludable from gross income of shareholders for federal income tax purposes. To the extent the Trust fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Trust's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Trust's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Trust's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Trust may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Trust.

      A shareholder receiving a dividend from income earned by the Trust from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)   certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

      The Trust's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which)
such benefits are subject to federal income tax.

      In any year in which the Trust qualifies as a regulated investment company under the
Internal Revenue Code, the Trust will also be exempt from New York corporate income and franchise taxes. It will also be qualified under New York law to pay exempt-interest dividends that will be exempt from New York State and New York City personal income taxes.
That exemption applies to the extent that the Trust's distributions are attributable to interest on New York municipal securities. Distributions from the Trust attributable to income from sources other than New York municipal securities and U.S. government obligations will generally be subject to New York State and New York City personal income taxes as ordinary income.

      Distributions by the Trust from investment income and long- and short-term capital gains will generally not be excludable from taxable net investment income in determining
New York corporate franchise tax and New York City general corporation tax for corporate shareholders of the Trust. Additionally, certain distributions paid to corporate shareholders of the Trust may be includable in income subject to the New York alternative minimum tax.

      The Trust may either retain or distribute to shareholders its net capital gain for each taxable year.  The Trust currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Trust before the shareholder acquired his or her shares.

      If the Trust elects to retain its net capital gain, the Trust will be subject to tax on it at the 35% corporate tax rate.  If the Trust elects to retain its net capital gain, the Trust will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Trust on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Distributions by the Trust will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the
Trust (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Trust will be required in certain cases to withhold 28% of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions
(including short-term and long-term) and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Trust that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). And any tax withheld by the Trust is remitted by the Trust to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy to the IRS.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Trust within
30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Trust will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

|X|   Foreign  Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person  (including,  but not limited to, a nonresident alien individual,  a foreign trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether  the  foreign  person's  income  from the Trust is  effectively  connected  with the conduct  of a U.S.  trade or  business.  Typically,  ordinary  income  dividends  paid  (not including  exempt-interest  dividends  paid  by  the  Trust)  from a  mutual  fund  are  not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Trust (and are deemed not "effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Trust at a rate of 30%, provided the Trust obtains a properly completed and signed Certificate of
Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Trust. Any tax withheld by the Trust is remitted by the Trust to the U.S.
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Trust are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Trust obtains a properly completed and signed
Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the
Trust will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends
(not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld (in this situation) by the Trust is remitted by the Trust to the
U.S. Treasury all income and any tax withheld and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Trust, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Trust.  Direct shareholders of the Trust may elect to reinvest all dividends and/or capital gains distributions in Class A shares of any eligible fund listed above. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.
Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through dealers, brokers and other financial intermediaries and institutions that have a sales agreement with the Sub-Distributor.  The
Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder Services, Inc., the Trust's Transfer Agent, is responsible for maintaining the Trust's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Trust.  It also handles shareholder servicing and administrative functions.  It serves as the Transfer Agent for an annual per account fee.

The Custodian.  Citibank, N.A. is the custodian of the Trust's assets.  The custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities and handling the delivery of such securities to and from the Trust.  It is the practice of the
Trust to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Trust's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the
Independent Registered Public Accounting Firm for the Trust. Deloitte & Touche LLP audits the Trust's financial statements and performs other related audit services. Deloitte &
Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by
Deloitte & Touche LLP to the Trust must be pre-approved by the Audit Committee.

                    17 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL NEW YORK TAX EXEMPT
TRUST: We have audited the accompanying statement of assets and liabilities of
Centennial New York Tax Exempt Trust (the "Trust"), including the statement of investments, as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Trust as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2007

                    6 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  June 30, 2007
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL        VALUE
                                                                                                 AMOUNT   SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--101.9%
----------------------------------------------------------------------------------------------------------------------
NEW YORK--101.1%
Auburn, NY IDAU RB, Goulds Pumps, Inc. Project, Series 1989, 4.15% 1                        $   875,000   $   875,000
----------------------------------------------------------------------------------------------------------------------
Chautauqua Cnty., NY IDA IDV RB, Red Wing Co., Inc. Project, 3.81% 1,2                        2,800,000     2,800,000
----------------------------------------------------------------------------------------------------------------------
NY GOUN, Series B, Subseries B5, 3.85% 1                                                        700,000       700,000
----------------------------------------------------------------------------------------------------------------------
NY HFA RB, Ocean Park Apts., Series A, 3.75% 1                                                1,000,000     1,000,000
----------------------------------------------------------------------------------------------------------------------
NY MTAU Dedicated Tax Fund RB, ETET Series 20060133, Cl. A, 3.79% 1,2                         2,000,000     2,000,000
----------------------------------------------------------------------------------------------------------------------
NY TS Financing Corp. RB, P-Floats, Series PT-972, 3.70%, 12/1/07 3,4                         1,000,000     1,000,000
----------------------------------------------------------------------------------------------------------------------
NY TSASC, Inc. Tobacco RRB, P-Floats, Series PA-1355, 3.79% 1,2                                 920,000       920,000
----------------------------------------------------------------------------------------------------------------------
NY UDC RB, P-Floats, Series EC-1100, 3.81% 1,2                                                1,475,000     1,475,000
----------------------------------------------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB, Series 2005, 3.78% 1                                  2,600,000     2,600,000
----------------------------------------------------------------------------------------------------------------------
NYC GOUN, P-Floats, Series PT-3823, 3.71% 1,3                                                 2,200,000     2,200,000
----------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project, 3.83% 1                                            4,000,000     4,000,000
----------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, French Institute Alliance Project,
Series 2005, 3.82% 1                                                                          2,250,000     2,250,000
----------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Sephardic Community Youth Center Project,
Series 2006, 3.78% 1                                                                          2,000,000     2,000,000
----------------------------------------------------------------------------------------------------------------------
NYC IDA IDV RB, Abigail Press, Inc. Project, 4.10% 1                                            635,000       635,000
----------------------------------------------------------------------------------------------------------------------
NYC MWFAU WSS RRB, MSTFC Series 2005-1051, 3.78% 1,2                                          3,795,000     3,795,000
----------------------------------------------------------------------------------------------------------------------
NYC MWFAU WSS RRB, MSTFC Series 2004-1226, 3.78% 1,2                                          2,440,000     2,440,000
----------------------------------------------------------------------------------------------------------------------
NYC MWFAU WSS RRB, Series 2003 C-3, 3.75% 1                                                   1,000,000     1,000,000
----------------------------------------------------------------------------------------------------------------------
NYC TFA Building Aid RB, ETET Series 2006-0145, Cl. A, 3.79% 1,2                              2,300,000     2,300,000
----------------------------------------------------------------------------------------------------------------------
NYC TFA Future Tax Secured RRB, Subseries 2003-3E, 3.83% 1                                    1,700,000     1,700,000
----------------------------------------------------------------------------------------------------------------------
NYC TFA Future Tax Sub. RB, P-Floats, Series EC-1036, 3.81% 1,2                               1,300,000     1,300,000
----------------------------------------------------------------------------------------------------------------------
NYS DA RB, Eclipse Funding Trust, Series 2005-0005, 3.79%, 9/15/07 2,4                        1,500,000     1,500,000
----------------------------------------------------------------------------------------------------------------------
NYS DA RRB, P-Floats, Series PT-3639, 3.54%, 7/1/07 2,4                                       1,000,000     1,000,000
----------------------------------------------------------------------------------------------------------------------
NYS UDC RB, Personal Income Tax, Series B-2, 5%, 12/15/07                                       500,000       503,234
----------------------------------------------------------------------------------------------------------------------
NYS UDC RB, SGMSTR Series 2003 SG163, 3.79% 1,2                                               1,100,000     1,100,000
----------------------------------------------------------------------------------------------------------------------
NYS UDC RRB, Correctional & Youth Facilities Service Contracts,
Series 2002A, 5%, 1/1/08                                                                      1,500,000     1,510,082
----------------------------------------------------------------------------------------------------------------------
Ontario Cnty., NY IDA RB, Seneca Foods Corp. Project, Series 2002, 3.98% 1                    5,185,000     5,185,000
----------------------------------------------------------------------------------------------------------------------
PAUNYNJ RB, Equipment Nts., Series 2006-1, 3.85% 1                                            1,745,000     1,745,000
----------------------------------------------------------------------------------------------------------------------
PAUNYNJ RB, Equipment Nts., Series 2006-2, 3.78% 1                                            1,255,000     1,255,000
----------------------------------------------------------------------------------------------------------------------
PAUNYNJ RRB, MERLOTS Series 2007 C01, 3.83% 1,3                                               1,195,000     1,195,000
----------------------------------------------------------------------------------------------------------------------
Seneca Cnty., NY IDA SWD RB, MACON Trust, Series 2006 W, 3.83% 1,2                            2,000,000     2,000,000
----------------------------------------------------------------------------------------------------------------------
Southeast NY IDA IDV RB, Unilock NY, Inc. Project, Series 1997, 4.15% 1                       1,400,000     1,400,000
----------------------------------------------------------------------------------------------------------------------
Vestal, NY Central SDI GOUN, Series 2007, 4.125%, 6/15/08                                       245,000       245,921
----------------------------------------------------------------------------------------------------------------------
Wayne Cnty., NY IDA RB, Seneca Foods Corp. Project, Series 1992, 4.08% 1                      5,060,000     5,060,000
----------------------------------------------------------------------------------------------------------------------
Westchester Cnty., NY BANs, Series 2007A, 3.74%, 12/20/07 3                                   1,500,000     1,500,130
                                                                                                          ------------
                                                                                                           62,189,367

                    7 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL         VALUE
                                                                                                 AMOUNT    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.8%
PR CMWLTH Infrastructure FAU RB, Tender Option Trust Certificates,
Series 2005 Z-6, 3.79% 1,2                                                                     $ 73,000   $    73,000
----------------------------------------------------------------------------------------------------------------------
PR CMWLTH Public Buildings Education HFAU RRB,
Series M, 5.50%, 7/1/07                                                                         400,000       400,000
                                                                                                          ------------
                                                                                                              473,000

----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $62,662,367)                                                    101.9%   62,662,367
----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                              (1.9)   (1,189,564)
                                                                                               -----------------------
NET ASSETS                                                                                        100.0%  $61,472,803
                                                                                               =======================

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BANs      Bond Anticipation Nts.
CMWLTH    Commonwealth
DA        Dormitory Authority
ETET      Eagle Tax-Exempt Trust
FAU       Finance Authority
GOUN      General Obligation Unlimited Nts.
HFA       Housing Finance Agency/Authority
HFAU      Health Facilities Authority
IDA       Industrial Development Agency
IDAU      Industrial Development Authority
IDV       Industrial Development
MERLOTS   Municipal Exempt Receipts Liquidity
          Option Tender
MSTFC     Morgan Stanley & Co., Inc. Trust Floater
          Certificates
MTAU      Metropolitan Transportation Authority
MWFAU     Municipal Water Finance Authority
NYC       New York City
NYS       New York State
P-Floats  Puttable Floating Option Tax Exempt
          Receipts
PAUNYNJ   Port Authority of New York & New Jersey
RB        Revenue Bonds
RRB       Revenue Refunding Bonds
SDI       School District
SGMSTR    Societe Generale, NY Branch  Municipal
          Security Trust Receipts
SWD       Solid Waste Disposal
TFA       Transitional Finance Authority
TS        Tobacco Settlement
UDC       Urban Development Corp.
WSS       Water & Sewer System

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30,
2007. This instrument has a demand feature which allows, on up to 30 days'
notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $22,703,000 or 36.93% of the Trust's net assets as of June 30, 2007.

3. Illiquid security. The aggregate value of illiquid securities as of June 30,
2007 was $5,895,130, which represents 9.59% of the Trust's net assets. See Note
4 of accompanying Notes.

4. Put obligation redeemable at full principal value on the date reported.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    8 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2007
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------
Investments, at value (cost $62,662,367)--see accompanying statement of
investments                                                                      $ 62,662,367
----------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                              371,642
Shares of beneficial interest sold                                                        617
Other                                                                                   5,523
                                                                                 -------------
Total assets                                                                       63,040,149

----------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------
Bank overdraft                                                                        404,354
----------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                               1,001,436
Dividends                                                                              68,318
Distribution and service plan fees                                                     31,442
Shares of beneficial interest redeemed                                                 25,601
Shareholder communications                                                             11,675
Trustees' compensation                                                                  3,021
Transfer and shareholder servicing agent fees                                           2,398
Other                                                                                  19,101
                                                                                 -------------
Total liabilities                                                                   1,567,346

----------------------------------------------------------------------------------------------
NET ASSETS                                                                       $ 61,472,803
                                                                                 =============

----------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------
Paid-in capital                                                                  $ 61,470,064
----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                            2,739
                                                                                 -------------
NET ASSETS--applicable to 61,383,262 shares of beneficial interest outstanding   $ 61,472,803
                                                                                 =============

----------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE         $       1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    9 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2007
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------
Interest                                                                         $  2,338,928

----------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------
Management fees                                                                       316,297
----------------------------------------------------------------------------------------------
Service plan fees                                                                     125,640
----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                          30,655
----------------------------------------------------------------------------------------------
Shareholder communications                                                             26,718
----------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                            22,906
----------------------------------------------------------------------------------------------
Trustees' compensation                                                                  6,795
----------------------------------------------------------------------------------------------
Administration service fees                                                             1,500
----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                               319
----------------------------------------------------------------------------------------------
Other                                                                                  11,195
                                                                                 -------------
Total expenses                                                                        542,025
Less reduction to custodian expenses                                                     (288)
Less waivers and reimbursements of expenses                                           (35,593)
                                                                                 -------------
Net expenses                                                                          506,144

----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                               1,832,784

----------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                       12,637

----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $  1,845,421
                                                                                 =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    10 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                            2007           2006
-----------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------
Net investment income                                  $  1,832,784   $  1,337,729
-----------------------------------------------------------------------------------
Net realized gain                                            12,637            102
                                                       ----------------------------
Net increase in net assets resulting from operations      1,845,421      1,337,831

-----------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------
Dividends from net investment income                     (1,832,784)    (1,337,729)

-----------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions                          3,001,971       (547,805)

-----------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------
Total increase (decrease)                                 3,014,608       (547,703)
-----------------------------------------------------------------------------------
Beginning of period                                      58,458,195     59,005,898
                                                       ----------------------------
End of period                                          $ 61,472,803   $ 58,458,195
                                                       ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    11 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                   2007        2006        2005        2004        2003
-----------------------------------------------------------------------------------------------------------
------------------------
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                .03 1       .02 1       .01 1        -- 2       .01
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.03)       (.02)       (.01)         -- 2      (.01)
-----------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                  =========================================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                        2.93%       2.29%       1.08%       0.20%       0.50%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 61,473    $ 58,458    $ 59,006    $ 58,141    $ 67,599
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 63,268    $ 59,797    $ 58,050    $ 65,140    $ 72,117
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 2.90%       2.24%       1.06%       0.19%       0.50%
Total expenses                                        0.86%       0.85%       0.83%       0.86%       0.82%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                 0.80%       0.80%       0.78%       0.80%       0.80%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    12 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial New York Tax Exempt Trust (the Trust) is registered under the
Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management
Corporation (the Manager), a wholly owned subsidiary of OppenheimerFunds, Inc.
(OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the
Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

           UNDISTRIBUTED NET     UNDISTRIBUTED    ACCUMULATED LOSS
           INVESTMENT INCOME   LONG-TERM GAINS    CARRYFORWARD 1,2
           -------------------------------------------------------
           $87,678                        $981                 $--

1. During the fiscal year ended June 30, 2007, the Trust utilized $9,898 of capital loss carryforward to offset capital gains realized in that fiscal year.

2. During the fiscal year ended June 30, 2006, the Trust did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

                    13 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended June 30, 2007 and
June 30, 2006 was as follows:

                                         YEAR ENDED      YEAR ENDED
                                      JUNE 30, 2007   JUNE 30, 2006
          ---------------------------------------------------------
          Distributions paid from:
          Exempt-interest dividends     $ 1,832,784     $ 1,337,729

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the
Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

                    14 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                YEAR ENDED JUNE 30, 2007       YEAR ENDED JUNE 30, 2006
                                  SHARES          AMOUNT         SHARES          AMOUNT
----------------------------------------------------------------------------------------
Sold                         197,521,069   $ 197,521,069    191,779,929   $ 191,779,929
Dividends and/or
distributions reinvested       1,826,727       1,826,727      1,306,547       1,306,846
Redeemed                    (196,345,825)   (196,345,825)  (193,634,580)   (193,634,580)
                            ------------------------------------------------------------
Net increase (decrease)        3,001,971   $   3,001,971       (548,104)  $    (547,805)
                            ============================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of average net assets as shown in the following table:

          FEE SCHEDULE
          -----------------------------------------------
          Up to $250 million                       0.500%
          Next $250 million                        0.475
          Next $250 million                        0.450
          Next $250 million                        0.425
          Over $1 billion                          0.400

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30,
2007, the Trust paid $30,587 to SSI for services to the Trust.

                    15 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES  Continued

SERVICE PLAN (12b-1) FEES. The Trust has adopted a Service Plan (the "Plan"). It reimburses Centennial Asset Management Corporation (the "Distributor"), for a
portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The
Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. During the year ended June 30, 2007, the
Manager waived $35,593 of its management fees. Effective July 7, 2003, the
Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield.
The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Trust's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15,
2006. As of June 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently

                    16 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

anticipate a material impact to the Trust's financial statements. The Manager will continue to monitor the Trust's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                                           A-4
                                         Appendix A

                             Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term Debt and Long
Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Trust.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b)
high rates of return on funds employed; (c) conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

      Moody's ratings for state and municipal short-term obligations are designated
"Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG."  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard  & Poor's  Ratings  Services,  a  division  of The  McGraw-Hill  Companies,  Inc.
("Standard and Poor's")

The following ratings by Standard and Poor's for commercial paper (defined by Standard and
Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.
However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments.
May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")
--------------------------------------------------------------------------------------------

R-1: Short term debt rated "R-1 (high)" is of the highest credit  quality,  and indicates an entity which possesses  unquestioned  ability to repay current liabilities as they fall due.
Entities rated in this category normally maintain strong liquidity  positions,  conservative debt levels and profitability  which is both stable and above average.  Companies  achieving an "R-1 (high)" rating are normally  leaders in  structurally  sound industry  segments with proven track records,  sustainable  positive  future  results and no substantial  qualifying negative  factors.  Given the extremely tough  definition  which DBRS has established for an
"R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated
"R-1 (middle)" is of superior  credit  quality and, in most cases,  ratings in this category differ  from  "R-1  (high)"  credits  to only a small  degree.  Given  the  extremely  tough definition  which DBRS has for the "R-1 (high)"  category  (which few  companies are able to achieve),  entities rated "R-1 (middle)" are also considered  strong credits which typically exemplify above average  strength in key areas of consideration  for debt protection.  Short term debt rated "R-1 (low)" is of  satisfactory  credit  quality.  The overall  strength and outlook for key  liquidity,  debt and  profitability  ratios is not normally as favorable as with  higher  rating  categories,  but  these  considerations  are  still  respectable.  Any qualifying  negative  factors  which  exist are  considered  manageable,  and the  entity is normally of sufficient size to have some influence in its industry.

R-2:  Short term debt rated "R-2" is of adequate  credit quality and within the three subset grades (high,  middle,  low),  debt  protection  ranges from having  reasonable  ability for timely  repayment to a level which is considered only just adequate.  The liquidity and debt ratios  of  entities  in the  "R-2"  classification  are not as strong as those in the "R-1"
category,  and the past and future trend may suggest some risk of  maintaining  the strength of key ratios in these  areas.  Alternative  sources of  liquidity  support  are  considered satisfactory;  however, even the strongest liquidity support will not improve the commercial paper rating of the issuer.  The size of the entity may restrict  its  flexibility,  and its relative  position  in the  industry  is not  typically  as  strong  as  the  "R-1  credit".
Profitability  trends,  past and future, may be less favorable,  earnings not as stable, and there are often negative  qualifying  factors  present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Trust with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa"
securities.

      Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk.
They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk.
They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated
"F-1+."

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Centennial New York Tax Exempt Trust
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Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Centennial, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217-5254

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217-5143
1.800.525.9310

Custodian of Portfolio Securities
Citibank, N.A.
111 Wall Street
New York, New York 10005

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Counsel to the Trust
Myer, Swanson, Adams & Wolf, P.C.
1350 Lawrence Street, Suite 100
Denver, CO 80204

Counsel to the Independent Trustees
Bell, Boyd & Lloyd, LLC
Three First National Plaza
70 West Madison Street, Suite 3300
Chicago, Illinois 60602-4207

PX0780.001.0807rev1207

(1). In  accordance  with Rule 12b-1 of the  Investment  Company Act, the term  "Independent
Trustees" in this Statement of Additional  Information  refers to those Trustees who are not
"interested  persons"  of the Trust and who do not have any  direct  or  indirect  financial interest in the operation of the plan or any agreement under the plan.